UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04642

                      Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

One Financial Plaza

                            Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                            Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT
VIRTUS VARIABLE INSURANCE TRUST

June 30, 2019
Virtus Duff & Phelps Real Estate Securities Series*
Virtus KAR Capital Growth Series*
Virtus KAR Small-Cap Growth Series*
Virtus KAR Small-Cap Value Series*
Virtus Newfleet Multi-Sector Intermediate Bond Series*
Virtus Rampart Enhanced Core Equity Series*
Virtus SGA International Growth Series (f/k/a: Virtus Duff & Phelps International Series) *
Virtus Strategic Allocation Series*
*Prospectus supplement applicable to this Series appears at the back of this semiannual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may no longer receive paper copies of the Series’ shareholder reports from your insurance company unless you specifically request paper copies from the insurance company. If your insurance company elects to use this method of delivery, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive paper copies of all future shareholder reports free of charge from the insurance company. You can do so by contacting the insurance company. Your election to receive reports in paper likely will apply to all of the funds available in your insurance product, but you should ask your insurance company whether this is the case.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Table of Contents
Message to Shareholders	1
Disclosure of Series Expenses	2
Key Investment Terms	4
Portfolio Holdings Summary Weightings	6
Series	Schedule of Investments
Virtus Duff & Phelps Real Estate Securities Series (“Duff & Phelps Real Estate Securities Series”)	8
Virtus KAR Capital Growth Series (“KAR Capital Growth Series”)	10
Virtus KAR Small-Cap Growth Series (“KAR Small-Cap Growth Series”)	12
Virtus KAR Small-Cap Value Series (“KAR Small-Cap Value Series”)	13
Virtus Newfleet Multi-Sector Intermediate Bond Series (“Newfleet Multi-Sector Intermediate Bond Series”)	14
Virtus Rampart Enhanced Core Equity Series (“Rampart Enhanced Core Equity Series”)	27
Virtus SGA International Growth Series (“SGA International Growth Series”) (f/k/a: Virtus Duff & Phelps International Series)	33
Virtus Strategic Allocation Series (“Strategic Allocation Series”)	35
Statements of Assets and Liabilities	45
Statements of Operations	48
Statements of Changes in Net Assets	51
Financial Highlights	54
Notes to Financial Statements	58
Consideration of Subadvisory Agreements for Virtus SGA International Growth Series by the Board of Trustees	71
Consideration of Amendment to Subadvisory Agreement for Virtus Strategic Allocation Series by the Board of Trustees	73
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Series voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
For periods prior to the quarter ending March 31, 2019, the Trust has filed a complete schedule of portfolio holdings for each Series with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Series’ Form N-Qs are available on the SEC’s website at https://www.sec.gov.
Effective March 31, 2019, the Trust files a complete schedule of portfolio holdings for each Series with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-EX. Form N-PORT-EX is available on the SEC’s website at https://www.sec.gov.

MESSAGE TO SHAREHOLDERS
To Virtus Variable Insurance Trust Investors:
I am pleased to present this semiannual report that reviews the performance of your Series for the six months ended June 30, 2019.
In a reversal from the sharp downturn of late 2018, global financial markets rallied during the first six months of 2019. While global growth continued to slow, expectations of interest rate cuts by the U.S. Federal Reserve and the European Central Bank buoyed the markets for much of the period. In May, trade battles with China and the threat of tariffs on Mexico resulted in a brief decline, but by late June, the U.S. equity markets were at or nearing new highs.
For the six months ended June 30, 2019, U.S. large-cap stocks, as measured by the S&P 500® Index, rose 18.54%, while small-cap stocks increased 16.98%, as measured by the Russell 2000® Index. Within international equities, developed markets produced the strongest returns, with the MSCI EAFE® Index (net) up 14.03%, compared to emerging markets, which returned 10.58%, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 2.00% at June 30, 2019, down from 2.69% at December 31, 2018. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was up 6.11% for the six-month period. Non-investment grade bonds produced strong returns during the period, up 9.94%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
In a rising market like that of the past six months, it is easy to overlook the importance of risk management. But portfolio diversification remains a critical tool for investment success – in good markets and bad. While diversification cannot guarantee a profit or prevent a loss, owning a variety of traditional and alternative asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your variable investment portfolio is adequately diversified across asset classes and investment strategies.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 800-367-5877. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Mutual Funds
August 2019
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS VARIABLE INSURANCE TRUST
DISCLOSURE OF SERIES EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2019 TO June 30, 2019
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Variable Insurance Trust Series (each, a “Series”), you incur ongoing costs, including investment advisory fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Series and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Real Estate Securities Series
	Class A	$ 1,000.00	$ 1,179.80	1.16%	$ 6.27
	Class I	1,000.00	1,181.60	0.91	4.92
KAR Capital Growth Series
	Class A	1,000.00	1,302.10	1.03	5.88
KAR Small-Cap Growth Series
	Class A	1,000.00	1,301.30	1.19	6.79
	Class I	1,000.00	1,303.30	0.94	5.37
KAR Small-Cap Value Series
	Class A	1,000.00	1,143.50	1.10	5.85
Newfleet Multi-Sector Intermediate Bond Series
	Class A	1,000.00	1,074.50	0.94	4.84
	Class I	1,000.00	1,075.90	0.69	3.55
Rampart Enhanced Core Equity Series
	Class A	1,000.00	1,157.80	0.98	5.24
SGA International Growth Series
	Class A	1,000.00	1,139.70	1.18	6.26
	Class I	1,000.00	1,141.00	0.93	4.94
Strategic Allocation Series
	Class A	1,000.00	1,184.50	0.98	5.31

*	Expenses are equal to the relevant Series’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Series which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Series’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Series’ prospectus.

VIRTUS VARIABLE INSURANCE TRUST
DISCLOSURE OF SERIES EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2019 TO June 30, 2019
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Real Estate Securities Series
	Class A	$ 1,000.00	$ 1,019.04	1.16%	$ 5.81
	Class I	1,000.00	1,020.28	0.91	4.56
KAR Capital Growth Series
	Class A	1,000.00	1,019.69	1.03	5.16
KAR Small-Cap Growth Series
	Class A	1,000.00	1,018.89	1.19	5.96
	Class I	1,000.00	1,020.13	0.94	4.71
KAR Small-Cap Value Series
	Class A	1,000.00	1,019.34	1.10	5.51
Newfleet Multi-Sector Intermediate Bond Series
	Class A	1,000.00	1,020.13	0.94	4.71
	Class I	1,000.00	1,021.37	0.69	3.46
Rampart Enhanced Core Equity Series
	Class A	1,000.00	1,019.93	0.98	4.91
SGA International Growth Series
	Class A	1,000.00	1,018.94	1.18	5.91
	Class I	1,000.00	1,020.18	0.93	4.66
Strategic Allocation Series
	Class A	1,000.00	1,019.93	0.98	4.91

*	Expenses are equal to the relevant Series’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Series which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Series’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Series’ prospectus.

VIRTUS VARIABLE INSURANCE TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2019
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S.Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
European Central Bank (“ECB”)
The ECB is responsible for conducting monetary policy for the Euro zone. The ECB was established as the core of the Euro-system and the European System of Central Banks (“ESCB”). The ESCB comprises the ECB and the National Central Banks (“NCBs”) of all 17 European Union Member States whether or not they have adopted the Euro.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., responsible for controlling the money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
London Interbank Offered Rate (LIBOR)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS VARIABLE INSURANCE TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) June 30, 2019
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR (American Depositary Receipt)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

VIRTUS VARIABLE INSURANCE TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
June 30, 2019
For each Series, the following tables present asset allocations within certain sectors as a percentage of total investments as of June 30, 2019.
Duff & Phelps Real Estate Securities Series
Residential	24%
Industrial/Office	24
Retail	14
Health Care	10
Data Centers	9
Lodging/Resorts	7
Self Storage	6
Other (includes short-term investment)	6
Total	100%
KAR Capital Growth Series
Information Technology	27%
Consumer Discretionary	26
Communication Services	14
Health Care	9
Industrials	9
Financials	7
Consumer Staples	4
Other	4
Total	100%
KAR Small-Cap Growth Series
Information Technology	24%
Industrials	20
Communication Services	18
Financials	16
Consumer Discretionary	10
Health Care	8
Consumer Staples	4
Total	100%
KAR Small-Cap Value Series
Industrials	25%
Financials	20
Information Technology	16
Consumer Discretionary	11
Real Estate	8
Materials	6
Consumer Staples	5
Other	9
Total	100%
Newfleet Multi-Sector Intermediate Bond Series
Corporate Bonds and Notes		48%
Financials	13%
Energy	8
Consumer Discretionary	5
Materials	4
Industrials	4
Health Care	3
Communication Services	3
All other Corporate Bonds and Notes	8
Mortgage-Backed Securities		23
Asset-Backed Securities		10
Leveraged Loans		9
Foreign Government Securities		6
Preferred Stocks		2
Other (includes securities lending collateral)		2
Total		100%
Rampart Enhanced Core Equity Series
Information Technology	22%
Financials	13
Health Care	13
Consumer Discretionary	11
Communication Services	9
Industrials	9
Consumer Staples	7
Other (includes short-term investments, written options, and exchange-traded fund)	16
Total	100%
SGA International Growth Series
Consumer Staples	27%
Financials	18
Consumer Discretionary	14
Materials	12
Health Care	11
Information Technology	7
Industrials	5
Other (includes short-term investment)	6
Total	100%

VIRTUS VARIABLE INSURANCE TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
June 30, 2019
Strategic Allocation Series
Common Stocks		61%
Consumer Discretionary	14%
Information Technology	14
Communication Services	11
Industrials	8
Financials	5
Health Care	5
All Other Common Stocks	4
Corporate Bonds and Notes		15
Financials	6
All Other Corporate Bonds and Notes	9
Mortgage-Backed Securities		11
Asset-Backed Securities		4
U.S. Government Securities		3
Municipal Bonds		2
Other (includes short-term investment)		4
Total		100%

Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—98.6%
Real Estate Investment Trusts—98.6%
Data Centers—8.8%
CyrusOne, Inc.	40,105	$ 2,315
Digital Realty Trust, Inc.	24,043	2,832
Equinix, Inc.	2,452	1,236
		6,383

Diversified—1.1%
Vornado Realty Trust	12,600	808
Health Care—10.5%
HCP, Inc.	116,650	3,731
Healthcare Trust of America, Inc. Class A	84,500	2,318
Ventas, Inc.	23,400	1,599
		7,648

Industrial/Office—23.7%
Industrial—12.6%
Americold Realty Trust	77,897	2,525
Duke Realty Corp.	84,046	2,657
Prologis, Inc.	49,652	3,977
		9,159

Office—11.1%
Alexandria Real Estate Equities, Inc.	23,867	3,367
Cousins Properties, Inc.	68,512	2,478
Douglas Emmett, Inc.	35,890	1,430
Paramount Group, Inc.	57,560	807
		8,082

Total Industrial/Office		17,241

Lodging/Resorts—6.5%
Host Hotels & Resorts, Inc.	85,464	1,557
RLJ Lodging Trust	76,035	1,349
Ryman Hospitality Properties, Inc.	16,000	1,298
Summit Hotel Properties, Inc.	47,376	543
		4,747

Residential—24.5%
Apartments—17.2%
Apartment Investment & Management Co. Class A	46,255	2,318
AvalonBay Communities, Inc.	18,879	3,836
Equity Residential	41,831	3,176
Essex Property Trust, Inc.	6,505	1,899
Mid-America Apartment Communities, Inc.	10,800	1,272
		12,501

Manufactured Homes—4.0%
Sun Communities, Inc.	22,511	2,886
Single Family Homes—3.3%
American Homes 4 Rent Class A	100,300	2,438
Total Residential		17,825

	Shares	Value

Retail—14.4%
Free Standing—4.2%
Spirit Realty Capital, Inc.	39,054	$ 1,666
STORE Capital Corp.	42,200	1,401
		3,067

Regional Malls—4.2%
Simon Property Group, Inc.	14,051	2,245
Taubman Centers, Inc.	19,260	786
		3,031

Shopping Centers—6.0%
Brixmor Property Group, Inc.	94,802	1,695
Regency Centers Corp.	39,350	2,626
		4,321

Total Retail		10,419

Self Storage—5.7%
CubeSmart	43,300	1,448
Extra Space Storage, Inc.	15,616	1,657
Public Storage	4,200	1,000
		4,105

Specialty—3.4%
VICI Properties, Inc.	112,300	2,475
Total Common Stocks (Identified Cost $53,067)		71,651

Total Long-Term Investments—98.6% (Identified Cost $53,067)		71,651

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(1)	1,149,067	1,149
Total Short-Term Investment (Identified Cost $1,149)		1,149

TOTAL INVESTMENTS—100.2% (Identified Cost $54,216)		$72,800
Other assets and liabilities, net—(0.2)%		(173)
NET ASSETS—100.0%		$72,627

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Financial Statements.

Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$71,651	$71,651
Money Market Mutual Fund	1,149	1,149
Total Investments	$72,800	$72,800
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
See Notes to Financial Statements.

KAR Capital Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Shares	Value
Convertible Preferred Stock—1.1%
Information Technology—1.1%
BDC Payments Holdings, Inc.(1)(2)(3)	290,935	$ 2,543
Total Convertible Preferred Stock (Identified Cost $2,417)		2,543

Common Stocks—98.1%
Communication Services—14.2%
Activision Blizzard, Inc.	52,420	2,474
Facebook, Inc. Class A(2)	70,512	13,609
Netflix, Inc.(2)	27,030	9,929
Tencent Holdings Ltd. ADR	150,490	6,811
		32,823

Consumer Discretionary—25.7%
Alibaba Group Holding Ltd. Sponsored ADR(2)	68,288	11,571
Amazon.com, Inc.(2)	9,790	18,539
Ctrip.com International Ltd. ADR(2)	68,320	2,522
Home Depot, Inc. (The)	16,728	3,479
Las Vegas Sands Corp.	85,062	5,026
McDonald’s Corp.	17,030	3,536
MercadoLibre, Inc.(2)	6,360	3,891
NIKE, Inc. Class B	72,165	6,058
Ross Stores, Inc.	46,657	4,625
		59,247

Consumer Staples—3.7%
McCormick & Co., Inc.	18,610	2,885
Monster Beverage Corp.(2)	36,585	2,335
Philip Morris International, Inc.	40,791	3,203
		8,423

Energy—1.2%
Cabot Oil & Gas Corp.	124,943	2,869
Financials—6.9%
Bank of America Corp.	230,490	6,684
Charles Schwab Corp. (The)	79,097	3,179
MarketAxess Holdings, Inc.	12,720	4,089
Progressive Corp. (The)	24,710	1,975
		15,927

Health Care—9.3%
Bluebird Bio, Inc.(2)	10,350	1,317
Danaher Corp.	31,367	4,483
HealthEquity, Inc.(2)	56,350	3,685
Illumina, Inc.(2)	14,810	5,452
Zoetis, Inc.	57,354	6,509
		21,446

	Shares	Value

Industrials—8.5%
Caterpillar, Inc.	16,070	$ 2,190
CoStar Group, Inc.(2)	9,030	5,003
Kansas City Southern	27,360	3,333
Rockwell Automation, Inc.	10,280	1,684
Roper Technologies, Inc.	14,712	5,388
Uber Technologies, Inc.(2)	42,920	1,991
		19,589

Information Technology—26.1%
Accenture plc Class A	21,261	3,928
Amphenol Corp. Class A	65,754	6,309
Avalara, Inc.(2)	75,940	5,483
Fair Isaac Corp.(2)	6,450	2,026
Gartner, Inc.(2)	16,700	2,688
NVIDIA Corp.	34,340	5,640
Paycom Software, Inc.(2)	41,392	9,384
Trade Desk, Inc. (The) Class A(2)	24,010	5,469
Visa, Inc. Class A	66,548	11,549
Workday, Inc. Class A(2)	37,690	7,748
		60,224

Materials—2.5%
Ecolab, Inc.	29,204	5,766
Total Common Stocks (Identified Cost $104,826)		226,314

Total Long-Term Investments—99.2% (Identified Cost $107,243)		228,857

TOTAL INVESTMENTS—99.2% (Identified Cost $107,243)		$228,857
Other assets and liabilities, net—0.8%		1,801
NET ASSETS—100.0%		$230,658

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Restricted security.

Country Weightings†
United States	91%
China	9
Total	100%
† % of total investments as of June 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.

KAR Capital Growth Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$226,314	$226,314	$ —
Convertible Preferred Stock	2,543	—	2,543
Total Investments	$228,857	$226,314	$2,543
There were no securities valued using significant observable inputs (Level 2) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
The following is a reconciliation of assets of the Series for Level 3 Investments for which significant unobservable inputs were used to determine fair value.
Convertible Preferred Stock
Investments in Securities
Balance as of December 31, 2018:	$2,417
Change in unrealized appreciation (depreciation)	126
Balance as of June 30, 2019	$2,543
The KAR Capital Growth Series owns the following internally fair valued security which is categorized as Level 3 in the hierarchy:
BDC Payment Holdings, Inc.
The significant unobservable inputs used in the fair value measurement of this non-public preferred stock is based on changes in company financial statement performance as well as increases or decreases in additional share classes issued and outstanding. These changes together or in isolation could result in a significantly lower or higher fair value measurement.
See Notes to Financial Statements.

KAR Small-Cap Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—98.5%
Communication Services—17.1%
Auto Trader Group plc	800,000	$ 5,565
Autohome, Inc. ADR(1)	83,670	7,164
Rightmove plc	750,000	5,093
		17,822

Consumer Discretionary—9.8%
Fox Factory Holding Corp.(1)	92,555	7,637
Ollie’s Bargain Outlet Holdings, Inc.(1)	29,670	2,584
		10,221

Consumer Staples—4.1%
Chefs’ Warehouse, Inc. (The)(1)	93,790	3,289
PriceSmart, Inc.	18,500	946
		4,235

Financials—15.8%
FactSet Research Systems, Inc.	10,100	2,894
Interactive Brokers Group, Inc. Class A	79,630	4,316
MarketAxess Holdings, Inc.	8,750	2,812
Moelis & Co. Class A	79,270	2,771
Morningstar, Inc.	25,340	3,665
		16,458

Health Care—8.0%
Mesa Laboratories, Inc.	6,035	1,475
National Research Corp.	69,740	4,016
U.S. Physical Therapy, Inc.	23,000	2,819
		8,310

Industrials—19.9%
AAON, Inc.	85,700	4,301
Copart, Inc.(1)	68,800	5,142
HEICO Corp. Class A	37,438	3,870
Old Dominion Freight Line, Inc.	28,200	4,209
Omega Flex, Inc.	41,699	3,203
		20,725

Information Technology—23.8%
ANSYS, Inc.(1)	12,770	2,616
Aspen Technology, Inc.(1)	38,280	4,757
Avalara, Inc.(1)	36,540	2,638
Blackline, Inc.(1)	65,190	3,488
DocuSign, Inc.(1)	63,075	3,136
	Shares	Value

Information Technology—continued
NVE Corp.	33,200	$ 2,312
Paycom Software, Inc.(1)	26,050	5,906
		24,853

Total Common Stocks (Identified Cost $45,536)		102,624

Total Long-Term Investments—98.5% (Identified Cost $45,536)		102,624

TOTAL INVESTMENTS—98.5% (Identified Cost $45,536)		$102,624
Other assets and liabilities, net—1.5%		1,605
NET ASSETS—100.0%		$104,229

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	83%
United Kingdom	10
China	7
Total	100%
† % of total investments as of June 30, 2019.
The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$102,624	$102,624
Total Investments	$102,624	$102,624
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.

KAR Small-Cap Value Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Communication Services—3.5%
Cinemark Holdings, Inc.	73,800	$ 2,664
Consumer Discretionary—10.5%
Cheesecake Factory, Inc. (The)	81,750	3,574
Sally Beauty Holdings, Inc.(1)	136,852	1,826
Thor Industries, Inc.	43,490	2,542
		7,942

Consumer Staples—4.8%
National Beverage Corp.	33,250	1,484
WD-40 Co.	13,500	2,147
		3,631

Energy—2.1%
Core Laboratories N.V.	30,000	1,569
Financials—19.3%
Bank of Hawaii Corp.	36,970	3,065
First Financial Bankshares, Inc.	86,240	2,656
Houlihan Lokey, Inc.	64,590	2,876
Primerica, Inc.	27,728	3,326
RLI Corp.	30,850	2,644
		14,567

Health Care—2.7%
Anika Therapeutics, Inc.(1)	50,130	2,036
Industrials—24.7%
Graco, Inc.	56,510	2,835
Landstar System, Inc.	24,030	2,595
Lincoln Electric Holdings, Inc.	18,560	1,528
RBC Bearings, Inc.(1)	27,300	4,554
SiteOne Landscape Supply, Inc.(1)	57,254	3,968
Watsco, Inc.	19,050	3,115
		18,595

Information Technology—16.2%
American Software, Inc. Class A	88,100	1,159
Badger Meter, Inc.	32,856	1,961
Brooks Automation, Inc.	90,420	3,504
Cass Information Systems, Inc.	46,264	2,243
CoreLogic, Inc.(1)	38,520	1,611
Jack Henry & Associates, Inc.	12,590	1,686
		12,164

	Shares	Value

Materials—6.5%
Scotts Miracle-Gro Co. (The)	49,542	$ 4,880
Real Estate—8.1%
HFF, Inc. Class A	42,500	1,933
MGM Growth Properties LLC Class A	137,040	4,200
		6,133

Total Common Stocks (Identified Cost $51,995)		74,181

Total Long-Term Investments—98.4% (Identified Cost $51,995)		74,181

TOTAL INVESTMENTS—98.4% (Identified Cost $51,995)		$74,181
Other assets and liabilities, net—1.6%		1,183
NET ASSETS—100.0%		$75,364

Abbreviation:
LLC	Limited Liability Company

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$74,181	$74,181
Total Investments	$74,181	$74,181
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—0.3%
U.S. Treasury Bond
3.000%, 8/15/48	$100	$110
2.875%, 5/15/49	175	187
Total U.S. Government Securities (Identified Cost $291)		297

Municipal Bonds—0.6%
Michigan—0.1%
Tobacco Settlement Finance Authority Revenue Taxable Series A 7.309%, 6/1/46	170	171
Virginia—0.5%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	630	594
Total Municipal Bonds (Identified Cost $797)		765

Foreign Government Securities—6.4%
Argentine Republic
6.875%, 1/26/27	$ 175	140
Series NY 8.280%, 12/31/33	128	106
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	295	86
RegS 7.650%, 4/21/25(1)	825	216
Dominican Republic 144A 6.000%, 7/19/28(2)	250	270
Federal Republic of Nigeria 144A 7.875%, 2/16/32(2)	495	517
Kingdom of Morocco 144A 5.500%, 12/11/42(2)	300	341
Provincia de Buenos Aires 144A 7.875%, 6/15/27(2)	465	345
Republic of Angola 144A 8.250%, 5/9/28(2)	200	214
Republic of Egypt
144A 7.500%, 1/31/27(2)	200	213
144A 7.600%, 3/1/29(2)	200	211
Republic of Ghana 144A 7.625%, 5/16/29(2)	200	203
Republic of Indonesia Treasury Bond, Series FR77 8.125%, 5/15/24	4,051,000 IDR	302
Republic of Ivory Coast 144A 6.375%, 3/3/28(2)	255	252
Republic of Kenya 144A 8.000%, 5/22/32(2)	315	333
Republic of Saudi 144A 4.375%, 4/16/29(2)	290	313
Republic of South Africa 5.650%, 9/27/47	390	400
Republic of Sri Lanka 144A 6.750%, 4/18/28(2)	240	232
	Par Value	Value
Republic of Turkey
4.875%, 10/9/26	$ 275	$ 246
6.000%, 3/25/27	305	290
Russian Federation 144A 5.625%, 4/4/42(2)	400	469
Sultanate of Oman 144A 5.375%, 3/8/27(2)	455	427
Ukraine
144A 7.750%, 9/1/23(2)	170	180
144A 7.750%, 9/1/26(2)	325	335
United Mexican States
4.150%, 3/28/27	275	288
4.500%, 4/22/29	260	279
Series M 6.500%, 6/9/22	6,713 MXN	341
Total Foreign Government Securities (Identified Cost $8,079)		7,549

Mortgage-Backed Securities—23.4%
Agency—3.0%
Federal National Mortgage Association
Pool #AT2016 3.000%, 4/1/43	$ 354	360
Pool #AT7621 3.000%, 5/1/43	663	674
Pool #AS4992 3.500%, 5/1/45	214	221
Pool #AS5696 3.500%, 8/1/45	1,021	1,053
Pool #AS9393 4.000%, 4/1/47	116	121
Pool #MA3058 4.000%, 7/1/47	91	95
Pool #MA3088 4.000%, 8/1/47	726	757
Pool #MA3121 4.000%, 9/1/47	266	277
		3,558

Non-Agency—20.4%
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(2)(3)	221	225
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(2)	435	467
2015-SFR1, A 144A 3.467%, 4/17/52(2)	314	324
2015-SFR2, C 144A 4.691%, 10/17/52(2)	340	368
Angel Oak Mortgage Trust I LLC
2018-2, A1 144A 3.674%, 7/27/48(2)(3)	377	383
2019-1, A1 144A 3.920%, 11/25/48(2)(3)	397	404
Angel Oak Mortgage Trust LLC 2019-3, A1 144A 2.930%, 5/25/59(2)(3)	350	352
See Notes to Financial Statements.

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(2)(3)	$ 105	$ 108
2019-1, A1 144A 3.805%, 1/25/49(2)(3)	164	168
2019-2, A1 144A 3.347%, 4/25/49(2)(3)	206	209
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	81	83
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	124	127
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A 4.250%, 4/28/55(2)	275	289
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	130	136
Bunker Hill Loan Depositary Trust 2019-1, A1 144A 3.613%, 10/26/48(2)(3)	279	285
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(2)	215	224
Chase Home Lending Mortgage Trust 2019-ATR1, A4 144A 4.000%, 4/25/49(2)(3)	270	275
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%) 144A 3.520%, 6/15/34(2)(3)	205	205
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(3)	96	97
Citigroup Mortgage Loan Trust, Inc.
2015-A, A1 144A 3.500%, 6/25/58(2)(3)	102	103
2019-RP1, A1 144A 3.500%, 1/25/66(2)(3)	284	293
COLT Mortgage Loan Trust Funding LLC
2018-1, A1 144A 2.930%, 2/25/48(2)(3)	102	101
2019-1, A1 144A 3.705%, 3/25/49(2)(3)	127	129
2019-3, A1 144A 2.764%, 8/25/49(2)(3)	505	505
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A 3.758%, 4/25/44(2)(3)	96	96
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(2)(3)	21	21
Ellington Financial Mortgage Trust
2017-1, A1 144A 2.687%, 10/25/47(2)(3)	216	215
2018-1, A1FX 144A 4.140%, 10/25/58(2)(3)	149	152
2019-1, A1 144A 2.934%, 6/25/59(2)(3)(4)	235	235
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(2)(3)	134	135
2018-1, A23 144A 3.500%, 11/25/57(2)(3)	231	233
2018-2, A41 144A 4.500%, 10/25/58(2)(3)	351	360
	Par Value	Value

Non-Agency—continued
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(2)(3)	$ 128	$ 129
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(3)	89	93
Homeward Opportunities Fund I Trust 2019-1, A1 144A 3.454%, 1/25/59(2)(3)	281	284
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31, AS 4.106%, 8/15/48	295	314
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(2)(3)	117	119
2014-1, 2A12 144A 3.500%, 1/25/44(2)(3)	172	174
2016-SH1, M2 144A 3.750%, 4/25/45(2)(3)	253	259
2016-SH2, M2 144A 3.750%, 12/25/45(2)(3)	318	329
2017-5, A1 144A 3.182%, 10/26/48(2)(3)	377	380
2017-4, A3 144A 3.500%, 11/25/48(2)(3)	258	262
2018-8, A3 144A 4.000%, 1/25/49(2)(3)	432	442
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(2)(3)	355	359
MASTR Alternative Loan Trust 2005-5, 2A3 5.500%, 7/25/25	88	88
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(2)(3)	101	102
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 3.604%, 6/25/52(2)(3)(4)	175	175
MetLife Securitization Trust
2017-1A, M1 144A 3.728%, 4/25/55(2)(3)	150	155
2019-1A, A1A 144A 3.750%, 4/25/58(2)(3)	344	357
Mill City Mortgage Loan Trust
2017-1, A1 144A 2.750%, 11/25/58(2)(3)	101	101
2018-4, A1B 144A 3.500%, 4/25/66(2)(3)	770	780
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	125	133
New Residential Mortgage Loan Trust
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 3.154%, 1/25/48(2)(3)	321	320
2014-1A, A 144A 3.750%, 1/25/54(2)(3)	208	216
2015-2A, A1 144A 3.750%, 8/25/55(2)(3)	173	179
2016-1A, A1 144A 3.750%, 3/25/56(2)(3)	148	152
2016-4A, B1A 144A 4.500%, 11/25/56(2)(3)	280	297
2017-2A, A3 144A 4.000%, 3/25/57(2)(3)	136	142
2018-1A, A1A 144A 4.000%, 12/25/57(2)(3)	269	279
See Notes to Financial Statements.

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(2)(3)	$ 255	$ 259
2019-INV1, A3 144A 4.500%, 11/25/48(2)(3)	262	270
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(2)	260	271
Pretium Mortgage Credit Partners I LLC 2019-NPL1, A1 144A 4.213%, 7/25/60(2)(3)	267	271
Progress Residential Trust
2018-SFR1, B 144A 3.484%, 3/17/35(2)	270	274
2018-SFR2, B 144A 3.841%, 8/17/35(2)	545	559
PRPM LLC
2019-1A, A1 144A 4.500%, 1/25/24(2)(3)	376	380
2019-2A, A1 144A 3.967%, 4/25/24(2)(3)	467	474
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(2)(3)	203	205
Residential Asset Mortgage Products Trust 2004-SL1, A8 6.500%, 11/25/31	18	19
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	193	199
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(2)(3)	435	435
Sequoia Mortgage Trust
2013-8, B1 3.528%, 6/25/43(3)	178	183
2018-CH2, A12 144A 4.000%, 6/25/48(2)(3)	141	143
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(2)(3)	222	225
Structured Adjustable Rate Mortgage Loan Trust 2004-4, 3A1 4.714%, 4/25/34(3)	98	101
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(2)(3)	40	40
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 3.341%, 4/25/48(2)(3)	165	164
2015-1, A2 144A 3.250%, 10/25/53(2)(3)	255	257
2016-1, M1 144A 3.500%, 2/25/55(2)(3)	135	139
2015-6, M1 144A 3.750%, 4/25/55(2)(3)	130	136
2015-5, A2 144A 3.500%, 5/25/55(2)(3)	315	322
2016-2, A1 144A 3.000%, 8/25/55(2)(3)	235	238
2017-1, M1 144A 3.750%, 10/25/56(2)(3)	135	139
2019-1, A1 144A 3.750%, 3/25/58(2)(3)	166	173
2018-4, A1 144A 3.000%, 6/25/58(2)(3)	416	422
2018-SJ1, A1 144A 4.000%, 10/25/58(2)(3)	148	149
	Par Value	Value

Non-Agency—continued
2015-2, 1M1 144A 3.250%, 11/25/60(2)(3)	$ 315	$ 321
VCAT LLC 2019-NPL1, A1 144A 4.360%, 2/25/49(2)(3)	96	97
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(2)(3)	241	243
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(2)(3)	229	230
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(2)(3)	338	342
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A 3.967%, 9/25/48(2)(3)	190	192
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(2)(3)	324	328
Verus Securitization Trust
2018-1, A1 144A 2.929%, 2/25/48(2)(3)	136	137
2018-3, A1 144A 4.108%, 10/25/58(2)(3)	239	244
2019-1, A1 144A 3.836%, 2/25/59(2)(3)	369	375
2019-INV1, A1 144A 3.402%, 12/25/59(2)(3)	284	287
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	295	307
2015-LC20, A5 3.184%, 4/15/50	295	305
2015-LC20, B 3.719%, 4/15/50	150	155
		23,937

Total Mortgage-Backed Securities (Identified Cost $27,052)		27,495

Asset-Backed Securities—10.3%
Automobiles—6.7%
ACC Trust 2018-1, B 144A 4.820%, 5/20/21(2)	295	297
American Credit Acceptance Receivables Trust
2018-1, C 144A 3.550%, 4/10/24(2)	400	403
2018-4, C 144A 3.970%, 1/13/25(2)	355	362
AmeriCredit Automobile Receivables Trust 2018-1, D 3.820%, 3/18/24	295	303
Capital Auto Receivables Asset Trust 2017-1, D 144A 3.150%, 2/20/25(2)	340	342
CarNow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(2)	325	325
CPS Auto Receivables Trust 2018-C, D 144A 4.400%, 6/17/24(2)	310	320
DT Auto Owner Trust 2018-1A, C 144A 3.470%, 12/15/23(2)	335	337
Exeter Automobile Receivables Trust
2015-2A, C 144A 3.900%, 3/15/21(2)	134	134
See Notes to Financial Statements.

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2018-1A, C 144A 3.030%, 1/17/23(2)	$ 410	$ 413
2018-4A, D 144A 4.350%, 9/16/24(2)	365	378
2019-1A, D 144A 4.130%, 12/16/24(2)	355	367
Flagship Credit Auto Trust
2016-3, D 144A 3.890%, 11/15/22(2)	400	406
2019-1, C 144A 3.600%, 2/18/25(2)	235	242
Foursight Capital Automobile Receivables Trust 2017-1, B 144A 3.050%, 12/15/22(2)	320	321
GLS Auto Receivables Trust
2017-1A, B 144A 2.980%, 12/15/21(2)	405	406
2018-1A, B 144A 3.520%, 8/15/23(2)	410	415
2018-3A, C 144A 4.180%, 7/15/24(2)	455	470
Hertz Vehicle Financing II LP 2016-4A, A 144A 2.650%, 7/25/22(2)	405	405
Tesla Auto Lease Trust 2018-A, D 144A 3.300%, 5/20/20(2)	340	341
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(2)	289	295
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(2)	295	298
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(2)	300	304
		7,884

Other—3.5%
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(2)	357	371
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A 3.240%, 12/20/23(2)	277	279
BSPRT Issuer Ltd. 2019-FL5, A (1 month LIBOR + 1.150%) 144A 3.628%, 5/15/29(2)(3)	235	235
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(2)	350	352
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(2)	335	340
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(2)	143	144
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(2)	50	50
ExteNet LLC 144A 3.204%, 7/26/49(2)	175	175
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(2)	102	102
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(2)	360	374
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(2)	335	339
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(2)	335	338
	Par Value	Value

Other—continued
Prosper Marketplace Issuance Trust
2017-2A, B 144A 3.480%, 9/15/23(2)	$ 76	$ 76
2018-2A, B 144A 3.960%, 10/15/24(2)	305	309
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(2)	295	302
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(2)	132	129
Upstart Securitization Trust 2018-1, B 144A 3.887%, 8/20/25(2)	166	167
		4,082

Student Loan—0.1%
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(2)	96	97
Total Asset-Backed Securities (Identified Cost $11,897)		12,063

Corporate Bonds and Notes—48.1%
Communication Services—3.2%
America Movil SAB de C.V. 6.450%, 12/5/22	20 MXN	98
AT&T, Inc. 4.250%, 3/1/27	265	284
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(2)	185	163
Clear Channel Worldwide Holdings, Inc. 144A 9.250%, 2/15/24(2)	185	201
Comcast Corp.
3.950%, 10/15/25	160	172
4.150%, 10/15/28	78	86
Consolidated Communications, Inc. 6.500%, 10/1/22(5)	250	233
Discovery Communications LLC 3.950%, 3/20/28	325	335
DISH DBS Corp.
5.875%, 7/15/22	125	127
7.750%, 7/1/26	60	59
Entercom Media Corp. 144A 6.500%, 5/1/27(2)	10	10
Frontier Communications Corp.
8.500%, 4/15/20(5)	110	90
11.000%, 9/15/25	175	108
144A 8.500%, 4/1/26(2)	110	107
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(2)	75	77
iHeart Communications, Inc.
6.375%, 5/1/26(5)	3	4
8.375%, 5/1/27	6	6
iHeart Communications, Inc. Escrow 0.000%, 5/1/23(6)	55	—
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(2)(5)	170	156
Meredith Corp. 6.875%, 2/1/26	145	154
Nexstar Escrow, Inc. 144A 5.625%, 7/15/27(2)	10	10
Sirius XM Radio, Inc.
144A 4.625%, 7/15/24(2)	55	56
See Notes to Financial Statements.

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Communication Services—continued
144A 5.500%, 7/1/29(2)	$ 105	$ 108
Sprint Spectrum Co. LLC
144A 3.360%, 9/20/21(2)	113	112
144A 5.152%, 3/20/28(2)	200	206
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(2)	400	418
Verizon Communications, Inc.
4.125%, 3/16/27	160	174
(3 month LIBOR + 1.100%) 3.618%, 5/15/25(3)	190	192
		3,746

Consumer Discretionary—4.3%
Beazer Homes USA, Inc. 5.875%, 10/15/27	170	147
Boyd Gaming Corp. 6.000%, 8/15/26	65	68
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	310	323
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(2)	215	215
Dollar Tree, Inc. 4.000%, 5/15/25	189	197
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(2)	130	138
Eldorado Resorts, Inc. 6.000%, 9/15/26	75	82
frontdoor, Inc. 144A 6.750%, 8/15/26(2)	155	165
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	285	300
GLP Capital LP 5.250%, 6/1/25	185	198
Golden Nugget, Inc. 144A 8.750%, 10/1/25(2)	130	137
Hilton Domestic Operating Co., Inc. 5.125%, 5/1/26	280	292
Horton (D.R.), Inc. 4.750%, 2/15/23	260	274
Lear Corp. 3.800%, 9/15/27	290	287
M/I Homes, Inc. 5.625%, 8/1/25	180	183
Melco Resorts Finance Ltd. 144A 5.250%, 4/26/26(2)	200	200
MGM Growth Properties Operating Partnership LP 144A 5.750%, 2/1/27(2)	135	146
Michaels Stores, Inc. 144A 8.000%, 7/15/27(2)	30	30
Panther BF Aggregator 2 LP
144A 6.250%, 5/15/26(2)	15	16
144A 8.500%, 5/15/27(2)	200	206
PulteGroup, Inc. 7.875%, 6/15/32	180	214
Scientific Games International, Inc. 144A 8.250%, 3/15/26(2)	80	84
Service Corp. International 5.125%, 6/1/29	50	53
Tenneco, Inc. 5.000%, 7/15/26(5)	125	99
	Par Value	Value

Consumer Discretionary—continued
Under Armour, Inc. 3.250%, 6/15/26	$ 295	$ 278
Vista Outdoor, Inc. 5.875%, 10/1/23(5)	235	229
Weekley Homes LLC 6.625%, 8/15/25	215	212
William Lyon Homes, Inc. 6.000%, 9/1/23	285	289
		5,062

Consumer Staples—2.0%
Albertson’s Cos. LLC 5.750%, 3/15/25	125	126
Altria Group, Inc.
4.400%, 2/14/26	59	63
4.800%, 2/14/29	450	485
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	235	253
4.750%, 1/23/29	85	96
Bacardi Ltd. 144A 4.700%, 5/15/28(2)	320	342
Chobani LLC 144A 7.500%, 4/15/25(2)	130	122
CVS Health Corp. 4.300%, 3/25/28	400	422
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(2)	140	123
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(2)	295	306
		2,338

Energy—8.3%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	225	236
Anadarko Finance Co. Series B 7.500%, 5/1/31	160	212
Anadarko Petroleum Corp. 6.600%, 3/15/46	200	260
Blue Racer Midstream LLC 144A 6.625%, 7/15/26(2)	260	262
Callon Petroleum Co. 6.125%, 10/1/24	101	102
Cheniere Energy Partners LP 144A 5.625%, 10/1/26(2)	125	132
Citgo Holding, Inc. 144A 10.750%, 2/15/20(2)	170	176
CrownRock LP 144A 5.625%, 10/15/25(2)	240	240
Denbury Resources, Inc.
144A 9.250%, 3/31/22(2)	94	88
144A 7.750%, 2/15/24(2)	125	104
Encana Corp. 8.125%, 9/15/30	155	206
Energy Transfer Partners LP 5.000%, 10/1/22	314	334
EP Energy LLC
144A 8.000%, 11/29/24(2)	70	48
144A 7.750%, 5/15/26(2)	55	49
Gazprom OAO Via Gaz Capital S.A. RegS 7.288%, 8/16/37(7)(8)	320	404
Geopark Ltd. 144A 6.500%, 9/21/24(2)	270	278
See Notes to Financial Statements.

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Energy—continued
HollyFrontier Corp. 5.875%, 4/1/26	$ 360	$ 396
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(2)	595	638
Kinder Morgan, Inc. 7.750%, 1/15/32	400	548
Kosmos Energy Ltd. 144A 7.125%, 4/4/26(2)	295	297
MPLX LP 4.000%, 3/15/28	283	294
Nabors Industries, Inc. 5.500%, 1/15/23	110	103
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 144A 7.720%, 12/1/26(2)(9)	413	103
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (2)(10)	60	— (11)
Pertamina Persero PT 144A 6.450%, 5/30/44(2)	760	930
Petrobras Global Finance B.V.
7.375%, 1/17/27	270	310
5.999%, 1/27/28	180	191
5.750%, 2/1/29	470	490
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)	650	97
Petroleos Mexicanos
6.500%, 3/13/27	230	227
5.350%, 2/12/28	260	237
6.500%, 6/2/41	220	195
6.375%, 1/23/45	185	159
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	280	294
Sanchez Energy Corp. 144A 7.250%, 2/15/23(2)(5)	120	91
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(8)	320	378
Targa Resources Partners LP 5.875%, 4/15/26	100	106
Transocean, Inc. 144A 9.000%, 7/15/23(2)	85	91
USA Compression Partners LP
6.875%, 4/1/26	215	227
144A 6.875%, 9/1/27(2)	30	31
Vine Oil & Gas LP 144A 8.750%, 4/15/23(2)	165	107
Weatherford International Ltd. 9.875%, 2/15/24	65	34
		9,705

Financials—13.1%
Acrisure LLC
144A 8.125%, 2/15/24(2)	80	83
144A 7.000%, 11/15/25(2)	270	244
AerCap Ireland Capital DAC
3.950%, 2/1/22	150	154
3.650%, 7/21/27	310	308
Allstate Corp. (The) Series B (3 month LIBOR + 2.938%) 5.750%, 8/15/53(12)	365	383
Apollo Management Holdings LP 144A 4.000%, 5/30/24(2)	440	457
Athene Holding Ltd. 4.125%, 1/12/28	325	327
	Par Value	Value

Financials—continued
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(2)	$ 335	$ 353
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	355	355
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(2)	275	265
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(2)	415	419
Banco Santander Chile 144A 3.875%, 9/20/22(2)	505	522
Bank of America Corp.
4.200%, 8/26/24	458	487
(3 month LIBOR + 0.770%) 3.335%, 2/5/26(3)	200	197
Bank of China Ltd. 144A 5.000%, 11/13/24(2)	390	419
Bank of Montreal 3.803%, 12/15/32	326	331
Brighthouse Financial, Inc. 3.700%, 6/22/27	410	390
BrightSphere Investment Group plc 4.800%, 7/27/26	270	275
Capital One Financial Corp. 3.750%, 7/28/26	405	412
Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(2)	85,000 KZT	217
Discover Bank 4.682%, 8/9/28	340	352
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(2)	440	446
E*TRADE Financial Corp. 4.500%, 6/20/28	400	420
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	365	385
Fairstone Financial, Inc. 144A 7.875%, 7/15/24(2)	35	36
FS KKR Capital Corp.
4.250%, 1/15/20	135	135
4.750%, 5/15/22	50	50
Goldman Sachs Group, Inc. (The) (3 month LIBOR + 1.170%) 3.688%, 5/15/26(3)	510	503
Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(2)(5)	335	365
ICAHN Enterprises LP 144A 6.250%, 5/15/26(2)	255	258
iStar, Inc. 5.250%, 9/15/22	125	128
Jefferies Financial Group, Inc. 5.500%, 10/18/23	250	270
Jefferies Group LLC
6.875%, 4/15/21	41	44
5.125%, 1/20/23	66	71
4.850%, 1/15/27	60	62
JPMorgan Chase & Co. 2.950%, 10/1/26	475	483
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(2)	25	31
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.632%, 4/20/67(3)(12)	365	287
Lloyds Bank plc 144A 6.500%, 9/14/20(2)	600	626
See Notes to Financial Statements.

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
Nationstar Mortgage Holdings, Inc. 144A 8.125%, 7/15/23(2)	$ 105	$ 107
Navient Corp. 6.750%, 6/25/25	290	300
Nuveen Finance LLC 144A 4.125%, 11/1/24(2)	350	377
Prudential Financial, Inc. (3 month LIBOR + 4.175%) 5.875%, 9/15/42	280	296
Santander Holdings USA, Inc.
3.500%, 6/7/24	175	178
4.400%, 7/13/27	200	209
Springleaf Finance Corp.
6.875%, 3/15/25	130	142
7.125%, 3/15/26	110	120
Synchrony Financial 3.950%, 12/1/27	645	644
Synovus Financial Corp. 5.900%, 2/7/29	164	170
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)	360	380
Toronto-Dominion Bank (The) 3.625%, 9/15/31	380	387
Voya Financial, Inc. 5.650%, 5/15/53	240	249
Wells Fargo & Co. Series S (3 month LIBOR + 3.110%) 5.900% (10)	300	314
		15,423

Health Care—3.3%
Advanz Pharma Corp. 8.000%, 9/6/24	41	40
Avantor, Inc.
144A 6.000%, 10/1/24(2)	100	106
144A 9.000%, 10/1/25(2)	145	162
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(2)	90	101
144A 8.500%, 1/31/27(2)	100	110
Bausch Health Cos., Inc.
144A 6.500%, 3/15/22(2)	20	21
144A 7.000%, 3/15/24(2)	30	32
144A 5.500%, 11/1/25(2)	160	167
144A 7.000%, 1/15/28(2)	140	145
Becton Dickinson & Co. 3.700%, 6/6/27	154	161
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(2)	50	51
Centene Corp. 144A 5.375%, 6/1/26(2)	75	79
Eagle Holding Co. II, LLC
PIK Interest Capitalization, 144A 7.625%, 5/15/22(2)(13)	125	126
PIK Interest Capitalization, 144A 7.750%, 5/15/22(2)(13)	120	121
Endo Dac 144A 6.000%, 7/15/23(2)	100	72
HCA, Inc.
5.250%, 6/15/26	130	144
5.625%, 9/1/28	185	200
5.875%, 2/1/29	25	27
4.125%, 6/15/29	305	312
	Par Value	Value

Health Care—continued
IQVIA, Inc. 144A 5.000%, 5/15/27(2)	$ 45	$ 46
Mylan NV 3.950%, 6/15/26	325	314
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(2)	75	74
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	300	300
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(2)(5)	35	30
144A 10.000%, 4/15/27(2)	100	100
Tenet Healthcare Corp.
8.125%, 4/1/22	60	63
4.625%, 7/15/24	70	71
144A 6.250%, 2/1/27(2)	105	108
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(2)	140	129
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	405	417
		3,829

Industrials—4.0%
Allied Universal Holdco LLC
144A 6.625%, 7/15/26(2)	235	239
144A 9.750%, 7/15/27(2)	120	120
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	360	360
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(2)	358	368
Bombardier, Inc. 144A 7.500%, 3/15/25(2)	120	121
Clean Harbors, Inc. 144A 4.875%, 7/15/27(2)	10	10
CNH Industrial N.V. 4.500%, 8/15/23	280	294
DP World plc 144A 6.850%, 7/2/37(2)	200	251
Garda World Security Corp. 144A 8.750%, 5/15/25(2)	180	178
GFL Environmental, Inc. 144A 8.500%, 5/1/27(2)	120	129
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(2)	120	107
IAA, Inc. 144A 5.500%, 6/15/27(2)	55	57
Navistar International Corp. 144A 6.625%, 11/1/25(2)	200	209
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(2)	95	97
Norwegian Air Shuttle ASA Pass-Through-Trust 2016-1, A 144A 4.875%, 5/10/28(2)	295	284
Oshkosh Corp. 4.600%, 5/15/28	424	447
Owens Corning 3.400%, 8/15/26	330	321
Pentair Finance S.a.r.l 4.500%, 7/1/29	415	425
Topaz Marine S.A. 144A 9.125%, 7/26/22(2)	200	201
TransDigm, Inc.
6.500%, 7/15/24	120	122
See Notes to Financial Statements.

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Industrials—continued
6.500%, 5/15/25	$ 75	$ 76
United Air Lines, Inc. Pass-Through-Trust 2007-1, A 6.636%, 7/2/22	298	316
		4,732

Information Technology—1.7%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(2)	35	30
Broadcom Corp. 3.625%, 1/15/24	312	315
Broadcom, Inc. 144A 3.625%, 10/15/24(2)	200	201
Citrix Systems, Inc. 4.500%, 12/1/27	285	295
Dell International LLC 144A 8.100%, 7/15/36(2)	140	172
Everi Payments, Inc. 144A 7.500%, 12/15/25(2)	50	52
Exela Intermediate LLC 144A 10.000%, 7/15/23(2)	90	73
Motorola Solutions, Inc.
4.600%, 2/23/28	228	239
4.600%, 5/23/29	120	126
ViaSat, Inc.
144A 5.625%, 9/15/25(2)	185	182
144A 5.625%, 4/15/27(2)	105	109
VMware, Inc. 3.900%, 8/21/27	230	233
		2,027

Materials—4.2%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(2)	425	450
Anglo American Capital plc 144A 4.000%, 9/11/27(2)	215	216
ArcelorMittal 6.125%, 6/1/25	155	176
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(12)	425	485
CPG Merger Sub LLC 144A 8.000%, 10/1/21(2)	115	117
CRH America Finance, Inc. 144A 3.400%, 5/9/27(2)	300	299
Equate Petrochemical BV 144A 4.250%, 11/3/26(2)	340	356
Glencore Funding LLC 144A 4.000%, 3/27/27(2)	390	394
Greif, Inc. 144A 6.500%, 3/1/27(2)	155	160
Hexion, Inc. 6.625%, 4/15/20(1)(5)	135	105
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(2)	300	311
Kraton Polymers LLC 144A 7.000%, 4/15/25(2)	250	253
LSB Industries, Inc. 144A 9.625%, 5/1/23(2)	110	112
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(2)	100	104
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(2)	115	119
	Par Value	Value

Materials—continued
SABIC Capital II BV 144A 4.500%, 10/10/28(2)	$ 305	$ 326
Severstal OAO Via Steel Capital S.A. 144A 5.900%, 10/17/22(2)(7)	260	278
Syngenta Finance N.V. 144A 4.441%, 4/24/23(2)	400	416
Trident Merger Sub, Inc. 144A 6.625%, 11/1/25(2)	130	121
Vedanta Resources Ltd. 144A 6.125%, 8/9/24(2)	200	184
		4,982

Real Estate—1.8%
EPR Properties
4.750%, 12/15/26	130	138
4.500%, 6/1/27	205	214
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	180	185
Hospitality Properties Trust
4.950%, 2/15/27	195	196
4.375%, 2/15/30	135	129
Life Storage LP
3.875%, 12/15/27	135	138
4.000%, 6/15/29	200	206
MPT Operating Partnership LP 5.000%, 10/15/27	125	129
Office Properties Income Trust 4.500%, 2/1/25	385	385
Physicians Realty LP 4.300%, 3/15/27	330	340
		2,060

Utilities—2.2%
CenterPoint Energy, Inc. 4.250%, 11/1/28	295	319
DPL, Inc. 144A 4.350%, 4/15/29(2)	294	298
Exelon Corp. 3.497%, 6/1/22	430	440
Ferrellgas Partners LP 8.625%, 6/15/20	50	37
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(2)	390	398
Talen Energy Supply LLC
144A 7.250%, 5/15/27(2)	55	56
144A 6.625%, 1/15/28(2)	205	204
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(2)	190	191
Texas Competitive Electric Escrow 0.000%, 11/1/49(6)	396	—
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(2)(6)	465	— (11)
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(2)	305	343
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(2)	300	304
		2,590

Total Corporate Bonds and Notes (Identified Cost $55,524)		56,494

See Notes to Financial Statements.

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Leveraged Loans(3)—9.4%
Aerospace—0.3%
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 6.160%, 12/6/25	$ 55	$ 55
Dynasty Acquisition Co., Inc.
Tranche B-1 (3 month LIBOR + 4.000%) 6.330%, 4/6/26	72	72
Tranche B-2 (3 month LIBOR + 4.000%) 6.330%, 4/6/26	38	39
TransDigm, Inc.
2018, Tranche E (3 month LIBOR + 2.500%) 4.830%, 5/30/25	54	53
2018, Tranche F (3 month LIBOR + 2.500%) 0.000%, 6/9/23(14)	111	108
Tranche G (3 month LIBOR + 2.500%) 4.830%, 8/22/24	29	29
		356

Chemicals—0.1%
Hexion, Inc. (3 month LIBOR + 3.500%) 0.000%, 6/26/26(14)	20	20
New Arclin U.S. Holding Corp. First Lien (3 month LIBOR + 3.500%) 0.000%, 2/14/24(14)	73	73
		93

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 9/29/24(14)	146	143
Consumer Non-Durables—0.7%
American Greetings Corp. (1 month LIBOR + 4.500%) 6.939%, 4/6/24	243	242
Kronos Acquisition Intermediate, Inc. (1 month LIBOR + 4.000%) 6.402%, 5/15/23	136	128
Parfums Holding Co., Inc.
First Lien (3 month LIBOR + 4.250%) 6.772%, 6/30/24	141	139
Second Lien (3 month LIBOR + 8.750%) 11.080%, 6/30/25	150	149
Rodan & Fields LLC (1 month LIBOR + 4.000%) 6.394%, 6/16/25	153	138
		796

Energy—0.6%
California Resources Corp. (1 month LIBOR + 10.375%) 12.777%, 12/31/21	190	192
CITGO Petroleum Corp. Tranche B (3 month LIBOR + 5.000%) 7.600%, 3/28/24	155	155
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 5.652%, 10/30/24	202	197
Paragon Offshore Finance Co. (3 month LIBOR + 2.750%) 0.000%, 7/16/21(1)(6)	1	—
	Par Value	Value

Energy—continued
Seadrill Operating LP (3 month LIBOR + 6.000%) 8.330%, 2/21/21	$ 161	$ 114
		658

Financial—0.7%
Asurion LLC Tranche B-2, Second Lien (3 month LIBOR + 6.500%) 8.902%, 8/4/25	110	112
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 5.402%, 6/15/25	223	221
Ditech Holding Corp. Tranche B (3 month PRIME + 7.000%) 12.500%, 6/30/22(1)(4)	204	71
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 4.402%, 12/27/22	58	58
iStar, Inc. (1 month LIBOR + 2.750%) 5.152%, 6/28/23	218	217
Refinitiv US Holdings, Inc. (1 month LIBOR + 3.750%) 6.152%, 10/1/25	184	178
		857

Food / Tobacco—0.3%
H-Food Holdings LLC
(1 month LIBOR + 3.688%) 6.090%, 5/23/25	35	34
2018, Tranche B-2 (1 month LIBOR + 4.000%) 6.402%, 5/23/25	144	143
Milk Specialties Co. (1 month LIBOR + 4.000%) 6.402%, 8/16/23	248	242
		419

Food and Drug—0.1%
Albertson’s LLC 2018, Tranche B-7 (1 month LIBOR + 3.000%) 5.402%, 11/17/25	119	119
Forest Prod / Containers—0.1%
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 5.652%, 1/31/25	81	76
Gaming / Leisure—0.7%
Affinity Gaming (1 month LIBOR + 3.250%) 5.652%, 7/1/23	352	338
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.150%, 4/29/24	112	107
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 5.216%, 8/14/24	128	126
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 5.830%, 7/10/25	161	161
UFC Holdings LLC 2019, First Lien (3 month LIBOR + 3.250%) 0.000%, 4/29/26(14)	68	68
		800

Healthcare—0.9%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%) 8.735%, 1/16/23	41	36
See Notes to Financial Statements.

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 5.919%, 10/31/25	$ 125	$ 124
Agiliti Health, Inc. (1 month LIBOR + 3.000%) 5.500%, 1/4/26	25	25
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 6.902%, 6/30/25	188	189
Bausch Health Cos., Inc. (1 month LIBOR + 2.750%) 5.162%, 11/27/25	61	60
CHG Healthcare Services, Inc. 2017, First Lien (1 month LIBOR + 3.000%) 5.402%, 6/7/23	54	54
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 6.152%, 10/10/25	156	137
NVA Holdings, Inc. Tranche B-4 (1 month LIBOR + 3.500%) 5.939%, 2/2/25	20	20
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 5.680%, 6/30/25	131	126
Phoenix Guarantor, Inc. First Lien (1 month LIBOR + 4.500%) 6.921%, 3/5/26	45	45
Regionalcare Hospital Partners Holdings, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 6.904%, 11/16/25	189	188
Wellpath Holdings, Inc. First Lien (1 month LIBOR + 5.500%) 0.000%, 10/1/25(14)	54	53
		1,057

Housing—0.4%
Capital Automotive LP Tranche B, Second Lien (1 month LIBOR + 6.000%) 8.410%, 3/24/25	61	61
CPG International LLC (6 month LIBOR + 3.750%) 5.933%, 5/5/24	191	188
Summit Materials LLC (1 month LIBOR + 2.000%) 4.402%, 11/21/24	258	256
		505

Information Technology—1.1%
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 9.330%, 9/19/25	112	113
Boxer Parent Co., Inc. (3 month LIBOR + 4.250%) 6.580%, 10/2/25	119	113
CommScope, Inc. (1 month LIBOR + 3.250%) 5.652%, 4/6/26	235	234
Dell International LLC Tranche B (1 month LIBOR + 2.000%) 4.410%, 9/7/23	99	98
Kronos, Inc.
First Lien (3 month LIBOR + 3.000%) 5.579%, 11/1/23	314	314
Second Lien (3 month LIBOR + 8.250%) 10.829%, 11/1/24	99	102
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.652%, 4/16/25	72	71
Tranche B-4 (1 month LIBOR + 2.250%) 4.652%, 4/16/25	49	49
	Par Value	Value

Information Technology—continued
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 5.652%, 7/2/25	$ 274	$ 263
		1,357

Manufacturing—0.4%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 7.349%, 8/17/22	298	235
Filtration Group Corp. (1 month LIBOR + 3.000%) 5.402%, 3/29/25	117	118
Hillman Group, Inc. (The) (1 month LIBOR + 4.000%) 6.402%, 5/30/25	99	95
		448

Media / Telecom - Broadcasting—0.1%
iHeart Communications, Inc. (3 month LIBOR + 4.000%) 6.579%, 5/1/26	15	14
Nexstar Broadcasting, Inc. Tranche B (3 month LIBOR + 2.750%) 0.000%, 6/19/26(14)	95	95
		109

Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 4.644%, 1/15/26	100	98
Media / Telecom - Telecommunications—0.4%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 0.000%, 1/31/25(14)	192	187
Securus Technologies Holdings, Inc.
First Lien (3 month LIBOR + 4.500%) 0.000%, 11/1/24(14)	36	33
Second Lien (3 month LIBOR + 8.250%) 10.580%, 11/1/25	150	138
West Corp. Tranche B (3 month LIBOR + 4.000%) 6.522%, 10/10/24	129	121
		479

Metals / Minerals—0.1%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 6.598%, 6/1/25	138	111
Retail—0.1%
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 6.000%) 8.421%, 10/25/23	130	111
Service—1.3%
Carlisle Food Service Products, Inc. First Lien (1 month LIBOR + 3.000%) 5.402%, 3/20/25	20	19
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 7.404%, 2/6/26	120	120
GFL Environmental, Inc. (1 month LIBOR + 3.000%) 5.402%, 5/30/25	189	185
Hoya Midco LLC First Lien (3 month LIBOR + 3.500%) 0.000%, 6/30/24(14)	69	68
PetVet Care Centers LLC
First Lien (1 month LIBOR + 2.750%) 5.152%, 2/14/25	141	136
See Notes to Financial Statements.

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Service—continued
First Lien (1 month LIBOR + 2.750%) 4.161%, 2/14/25	$ 42	$ 40
PI UK Holdco II Ltd. Tranche B-1 (1 month LIBOR + 3.250%) 5.652%, 1/3/25	226	223
Prime Security Services Borrower LLC Tranche B-1 (1 month LIBOR + 2.750%) 5.152%, 5/2/22	178	177
Red Ventures LLC Tranche B-1, First Lien (1 month LIBOR + 3.000%) 0.000%, 11/8/24(14)	232	232
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.500%) 5.910%, 7/17/25	122	122
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.160%, 2/1/23	169	166
		1,488

Transportation - Automotive—0.1%
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 5.902%, 4/30/26	180	179
Utility—0.7%
APLP Holdings LP (1 month LIBOR + 2.750%) 5.152%, 4/13/23	200	200
Brookfield WEC Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 5.902%, 8/1/25	229	228
Calpine Corp. 2019 (3 month LIBOR + 2.750%) 0.000%, 4/5/26(14)	120	120
Pacific Gas and Electric Co.
(1 month LIBOR + 2.250%) 4.690%, 12/31/20	105	105
(3 month LIBOR + 1.125%) 1.125%, 12/31/20(15)	35	35
Talen Energy Supply LLC (1 month LIBOR + 4.000%) 6.402%, 4/15/24	121	121
		809

Total Leveraged Loans (Identified Cost $11,471)		11,068

	Shares
Preferred Stocks—1.6%
Financials—1.3%
Bank of New York Mellon Corp. (The) Series E, 4.950%	290 (16)	293
Huntington Bancshares, Inc. Series E, 5.700%	96 (16)	96
JPMorgan Chase & Co. Series Z, 5.300%	70 (16)	71
KeyCorp Series D, 5.000%(17)	300 (16)	303
M&T Bank Corp. Series F, 5.125%(17)	229 (16)	237
MetLife, Inc. Series D, 5.875%	173 (16)	183
PNC Financial Services Group, Inc. (The) Series S, 5.000%	405 (16)	412
		1,595

	Shares	Value

Industrials—0.3%
General Electric Co. Series D, 5.000%	332 (16)	$ 319
Total Preferred Stocks (Identified Cost $1,858)		1,914

Common Stocks—0.0%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(18)	1,381	6
Consumer Discretionary—0.0%
Mark IV Industries(4)	828	26
Energy—0.0%
Frontera Energy Corp.	2,618	26
Total Common Stocks (Identified Cost $59)		58

Right—0.0%
Utilities—0.0%
Vistra Energy Corp.(18)	7,753	6
Total Right (Identified Cost $7)		6

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.(4)(18)	587	9
Total Warrant (Identified Cost $10)		9

Total Long-Term Investments—100.1% (Identified Cost $117,045)		117,718

Securities Lending Collateral—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(19)(20)	1,424,998	1,425
Total Securities Lending Collateral (Identified Cost $1,425)		1,425

TOTAL INVESTMENTS—101.3% (Identified Cost $118,470)		$119,143
Other assets and liabilities, net—(1.3)%		(1,574)
NET ASSETS—100.0%		$117,569

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security

Foreign Currencies:
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXN	Mexican Peso

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $64,285 or 54.7% of net assets.
(3)	Variable rate security. Rate disclosed is as of June 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	All or a portion of security is on loan.
(6)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(9)	87% of the income received was in cash and 13% was in PIK.
(10)	No contractual maturity date.
(11)	Amount is less than $500.
(12)	Interest payments may be deferred.
(13)	100% of the income received was in cash.
(14)	This loan will settle after June 30, 2019, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(15)	Represents unfunded portion of security and commitment fee earned on this portion.
(16)	Value shown as par value.
(17)	Interest may be forfeited.
(18)	Non-income producing.
(19)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(20)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	76%
Canada	3
Netherlands	3
Mexico	2
Indonesia	1
United Kingdom	1
Luxembourg	1
Other	13
Total	100%
† % of total investments as of June 30, 2019.
See Notes to Financial Statements.

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 12,063	$ —	$ 12,063	$ —
Corporate Bonds and Notes	56,494	—	56,494	— (1)
Foreign Government Securities	7,549	—	7,549	—
Leveraged Loans	11,068	—	10,997	71
Mortgage-Backed Securities	27,495	—	27,085	410
Municipal Bonds	765	—	765	—
U.S. Government Securities	297	—	297	—
Equity Securities:
Preferred Stocks	1,914	—	1,914	—
Common Stocks	58	32	—	26
Right	6	—	6	—
Warrant	9	—	—	9
Securities Lending Collateral	1,425	1,425	—	—
Total Investments	$119,143	$1,457	$117,170	$516

(1)	Amount is less than $500.
Securities held by the Series with an end of period value of $6 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end. Securities held by the Series with an end of period value of $97 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2019.
Some of the Series’ investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements.

Rampart Enhanced Core Equity Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—97.1%
Communication Services—9.3%
Activision Blizzard, Inc.	2,658	$ 125
Akamai Technologies, Inc.(1)	630	50
Alphabet, Inc. Class A(1)(2)	1,042	1,128
Alphabet, Inc. Class C(1)(2)	1,070	1,157
AT&T, Inc.(2)	25,352	849
CBS Corp. Class B	1,210	60
CenturyLink, Inc.	3,310	39
Charter Communications, Inc. Class A(1)	604	239
Comcast Corp. Class A(2)	15,719	665
Discovery, Inc. Class A(1)	546	17
Discovery, Inc. Class C(1)	1,254	36
DISH Network Corp. Class A(1)	799	31
Electronic Arts, Inc.(1)	1,043	106
Facebook, Inc. Class A(1)(2)	8,302	1,602
Fox Corp. Class A(2)	1,228	45
Fox Corp. Class B(2)	565	21
Interpublic Group of Cos., Inc. (The)	1,340	30
Netflix, Inc.(1)	1,519	558
News Corp. Class A	1,341	18
News Corp. Class B	431	6
Omnicom Group, Inc.	779	64
Take-Two Interactive Software, Inc.(1)	394	45
TripAdvisor, Inc.(1)	358	16
Twitter, Inc.(1)	2,535	88
Verizon Communications, Inc.(2)	14,381	822
Viacom, Inc. Class B	1,239	37
Walt Disney Co. (The)(2)	6,077	849
		8,703

Consumer Discretionary—10.3%
Advance Auto Parts, Inc.	279	43
Amazon.com, Inc.(1)(2)	1,559	2,952
Aptiv plc	1,014	82
AutoZone, Inc.(1)	97	107
Best Buy Co., Inc.	913	64
Booking Holdings, Inc.(1)(2)	175	328
BorgWarner, Inc.	810	34
Capri Holdings Ltd.(1)	595	21
CarMax, Inc.(1)	663	58
Carnival Corp.	1,561	73
Chipotle Mexican Grill, Inc.(1)	95	70
Darden Restaurants, Inc.	481	59
Dollar General Corp.	1,025	139
Dollar Tree, Inc.(1)	928	100
eBay, Inc.	3,352	132
Expedia Group, Inc.	456	61
Foot Locker, Inc.	440	18
Ford Motor Co.(2)	15,233	156
Gap, Inc. (The)	833	15
Garmin Ltd.	476	38
General Motors Co.(2)	5,110	197
Genuine Parts Co.	569	59
H&R Block, Inc.	801	23
Hanesbrands, Inc.	1,409	24
Harley-Davidson, Inc.	622	22
Hasbro, Inc.	451	48
Hilton Worldwide Holdings, Inc.	1,142	112
Home Depot, Inc. (The)(2)	4,403	916
Horton (D.R.), Inc.	1,325	57
Kohl’s Corp.	644	31
L Brands, Inc.	890	23
	Shares	Value

Consumer Discretionary—continued
Leggett & Platt, Inc.	511	$ 20
Lennar Corp. Class A	1,115	54
LKQ Corp.(1)	1,227	33
Lowe’s Cos., Inc.(2)	3,123	315
Macy’s, Inc.	1,199	26
Marriott International, Inc. Class A	1,099	154
McDonald’s Corp.(2)	2,983	619
MGM Resorts International	1,988	57
Mohawk Industries, Inc.(1)	240	35
Newell Brands, Inc.	1,516	23
NIKE, Inc. Class B(2)	4,907	412
Nordstrom, Inc.	418	13
Norwegian Cruise Line Holdings Ltd.(1)	848	45
O’Reilly Automotive, Inc.(1)	306	113
PulteGroup, Inc.	994	31
PVH Corp.	295	28
Ralph Lauren Corp.	206	23
Ross Stores, Inc.	1,445	143
Royal Caribbean Cruises Ltd.	669	81
Starbucks Corp.(2)	4,848	406
Tapestry, Inc.	1,130	36
Target Corp.(2)	2,034	176
Tiffany & Co.	423	40
TJX Cos., Inc. (The)	4,824	255
Tractor Supply Co.	473	51
Ulta Beauty, Inc.(1)	220	76
Under Armour, Inc. Class A(1)	732	19
Under Armour, Inc. Class C(1)	751	17
VF Corp.	1,265	110
Whirlpool Corp.	248	35
Wynn Resorts Ltd.	378	47
Yum! Brands, Inc.	1,194	132
		9,687

Consumer Staples—7.3%
Altria Group, Inc.(2)	7,034	333
Archer-Daniels-Midland Co.	2,206	90
Brown-Forman Corp. Class B	655	36
Campbell Soup Co.	759	30
Church & Dwight Co., Inc.	968	71
Clorox Co. (The)	505	77
Coca-Cola Co. (The)(2)	14,850	756
Colgate-Palmolive Co.(2)	3,393	243
Conagra Brands, Inc.	1,912	51
Constellation Brands, Inc. Class A	656	129
Costco Wholesale Corp.(2)	1,657	438
Coty, Inc. Class A	1,183	16
Estee Lauder Cos., Inc. (The) Class A	859	157
General Mills, Inc.	2,350	123
Hershey Co. (The)	548	73
Hormel Foods Corp.	1,074	44
J.M. Smucker Co. (The)	448	52
Kellogg Co.	989	53
Kimberly-Clark Corp.	1,356	181
Kraft Heinz Co.(The)(2)	2,449	76
Kroger Co. (The)	3,141	68
Lamb Weston Holdings, Inc.	577	37
McCormick & Co., Inc.	483	75
Molson Coors Brewing Co. Class B	739	41
Mondelez International, Inc. Class A(2)	5,632	304
Monster Beverage Corp.(1)	1,540	98
PepsiCo, Inc.(2)	5,421	711
See Notes to Financial Statements.

Rampart Enhanced Core Equity Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Shares	Value

Consumer Staples—continued
Philip Morris International, Inc.(2)	5,733	$ 450
Procter & Gamble Co. (The)(2)	9,655	1,059
Sysco Corp.	1,860	131
Tyson Foods, Inc. Class A	1,163	94
Walgreens Boots Alliance, Inc.(2)	3,158	173
Walmart, Inc.(2)	5,494	607
		6,877

Energy—4.6%
Anadarko Petroleum Corp.	1,739	123
Apache Corp.	1,307	38
Baker Hughes a GE Co.	1,787	44
Cabot Oil & Gas Corp.	1,473	34
Chevron Corp.(2)	6,613	823
Cimarex Energy Co.	353	21
Concho Resources, Inc.	698	72
ConocoPhillips (2)	3,948	241
Devon Energy Corp.	1,445	41
Diamondback Energy, Inc.	538	59
EOG Resources, Inc.	2,019	188
Exxon Mobil Corp.(2)	14,746	1,130
Halliburton Co.(2)	3,037	69
Helmerich & Payne, Inc.	381	19
Hess Corp.	890	57
HollyFrontier Corp.	547	25
Kinder Morgan, Inc.(2)	6,775	141
Marathon Oil Corp.	2,849	40
Marathon Petroleum Corp.	2,344	131
National Oilwell Varco, Inc.	1,334	30
Noble Energy, Inc.	1,683	38
Occidental Petroleum Corp.(2)	2,609	131
ONEOK, Inc.	1,433	99
Phillips 66	1,460	137
Pioneer Natural Resources Co.	586	90
Schlumberger Ltd.(2)	4,824	192
TechnipFMC plc	1,481	38
Valero Energy Corp.	1,453	124
Williams Cos., Inc. (The)	4,215	118
		4,293

Financials—13.3%
Affiliated Managers Group, Inc.	201	18
Aflac, Inc.	2,897	159
Allstate Corp. (The)(2)	1,282	130
American Express Co.(2)	2,670	330
American International Group, Inc.(2)	3,357	179
Ameriprise Financial, Inc.	523	76
Aon plc	927	179
Assurant, Inc.	238	25
Bank of America Corp.(2)	34,685	1,006
Bank of New York Mellon Corp. (The)(2)	3,392	150
BB&T Corp.	2,949	145
Berkshire Hathaway, Inc. Class B(1)(2)	7,509	1,601
BlackRock, Inc.(2)	470	221
Capital One Financial Corp.(2)	1,807	164
Cboe Global Markets, Inc.	433	45
Charles Schwab Corp. (The)	4,581	184
Chubb Ltd.	1,770	261
Cincinnati Financial Corp.	585	61
Citigroup, Inc.(2)	9,080	636
Citizens Financial Group, Inc.	1,778	63
CME Group, Inc.	1,381	268
	Shares	Value

Financials—continued
Comerica, Inc.	614	$ 45
Discover Financial Services	1,268	98
E*TRADE Financial Corp.	951	42
Everest Re Group Ltd.	157	39
Fifth Third Bancorp	2,972	83
First Republic Bank	636	62
Franklin Resources, Inc.	1,141	40
Gallagher (Arthur J.) & Co.	711	62
Goldman Sachs Group, Inc. (The)(2)	1,322	270
Hartford Financial Services Group, Inc. (The)	1,388	77
Huntington Bancshares, Inc.	4,085	56
Intercontinental Exchange, Inc.	2,195	189
Invesco Ltd.	1,533	31
Jefferies Financial Group, Inc.	1,016	20
JPMorgan Chase & Co.(2)	12,643	1,413
KeyCorp	3,895	69
Lincoln National Corp.	789	51
Loews Corp.	1,058	58
M&T Bank Corp.	535	91
Marsh & McLennan Cos., Inc.	1,950	194
MetLife, Inc.(2)	3,696	184
Moody’s Corp.	642	125
Morgan Stanley(2)	5,015	220
MSCI, Inc.	326	78
Nasdaq, Inc.	447	43
Northern Trust Corp.	843	76
People’s United Financial, Inc.	1,518	25
PNC Financial Services Group, Inc. (The)	1,752	240
Principal Financial Group, Inc.	999	58
Progressive Corp. (The)	2,255	180
Prudential Financial, Inc.	1,579	159
Raymond James Financial, Inc.	490	41
Regions Financial Corp.	3,930	59
S&P Global, Inc.	960	219
State Street Corp.	1,462	82
SunTrust Banks, Inc.	1,712	108
SVB Financial Group(1)	203	46
Synchrony Financial	2,522	87
T. Rowe Price Group, Inc.	912	100
Torchmark Corp.	392	35
Travelers Cos., Inc. (The)	1,017	152
U.S. Bancorp(2)	5,810	304
Unum Group	829	28
Wells Fargo & Co.(2)	15,810	748
Willis Towers Watson plc	499	96
Zions Bancorp NA	719	33
		12,417

Health Care—12.9%
Abbott Laboratories(2)	6,113	514
AbbVie, Inc.(2)	5,134	373
ABIOMED, Inc.(1)	157	41
Agilent Technologies, Inc.	1,105	83
Alexion Pharmaceuticals, Inc.(1)	778	102
Align Technology, Inc.(1)	253	69
Allergan plc(2)	1,088	182
AmerisourceBergen Corp.	544	46
Amgen, Inc.(2)	2,166	399
Anthem, Inc.	894	252
Baxter International, Inc.	1,659	136
Becton, Dickinson & Co.	936	236
Biogen, Inc.(1)(2)	685	160
See Notes to Financial Statements.

Rampart Enhanced Core Equity Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Shares	Value

Health Care—continued
Boston Scientific Corp.(1)	4,824	$ 207
Bristol-Myers Squibb Co.(2)	5,682	258
Cardinal Health, Inc.	1,037	49
Celgene Corp.(1)(2)	2,444	226
Centene Corp.(1)	1,438	75
Cerner Corp.	1,129	83
Cigna Corp.	1,323	208
Cooper Cos., Inc. (The)	172	58
CVS Health Corp.(2)	4,514	246
Danaher Corp.(2)	2,187	313
DaVita, Inc.(1)	440	25
DENTSPLY SIRONA, Inc.	814	47
Edwards Lifesciences Corp.(1)	723	134
Eli Lilly & Co.(2)	3,006	333
Gilead Sciences, Inc.(2)	4,439	300
HCA Healthcare, Inc.	929	126
Henry Schein, Inc.(1)	527	37
Hologic, Inc.(1)	932	45
Humana, Inc.	472	125
IDEXX Laboratories, Inc.(1)	299	82
Illumina, Inc.(1)	512	188
Incyte Corp.(1)	618	53
Intuitive Surgical, Inc.(1)	398	209
IQVIA Holdings, Inc.(1)	551	89
Johnson & Johnson(2)	9,269	1,291
Laboratory Corporation of America Holdings(1)	343	59
McKesson Corp.	668	90
Medtronic plc(2)	4,668	455
Merck & Co., Inc.(2)	9,043	758
Mettler-Toledo International, Inc.(1)	86	72
Mylan NV(1)	1,795	34
Nektar Therapeutics(1)	606	22
PerkinElmer, Inc.	386	37
Perrigo Co. plc	435	21
Pfizer, Inc.(2)	19,322	837
Quest Diagnostics, Inc.	467	48
Regeneron Pharmaceuticals, Inc.(1)	273	85
ResMed, Inc.	499	61
Stryker Corp.	1,076	221
Teleflex, Inc.	160	53
Thermo Fisher Scientific, Inc.	1,401	411
UnitedHealth Group, Inc.(2)	3,354	818
Universal Health Services, Inc. Class B	291	38
Varian Medical Systems, Inc.(1)	316	43
Vertex Pharmaceuticals, Inc.(1)	890	163
Waters Corp.(1)	249	54
WellCare Health Plans, Inc.(1)	174	50
Zimmer Biomet Holdings, Inc.	711	84
Zoetis, Inc.	1,666	189
		12,103

Industrials—8.6%
3M Co.(2)	2,004	347
A.O. Smith Corp.	494	23
Alaska Air Group, Inc.	428	27
Allegion plc	329	36
American Airlines Group, Inc.	1,391	45
AMETEK, Inc.	790	72
Arconic, Inc.	1,403	36
Boeing Co. (The)(2)	1,829	666
Caterpillar, Inc.(2)	2,003	273
Cintas Corp.	295	70
	Shares	Value

Industrials—continued
Copart, Inc.(1)	699	$ 52
CSX Corp.	2,697	209
Cummins, Inc.	504	86
Deere & Co.	1,108	184
Delta Air Lines, Inc.	2,150	122
Dover Corp.	504	51
Eaton Corp. plc	1,474	123
Emerson Electric Co.(2)	2,139	143
Equifax, Inc.	420	57
Expeditors International of Washington, Inc.	597	45
Fastenal Co.	1,992	65
FedEx Corp.(2)	836	137
Flowserve Corp.	456	24
Fortive Corp.	1,025	84
Fortune Brands Home & Security, Inc.	489	28
General Dynamics Corp.(2)	943	171
General Electric Co.(2)	30,296	318
Honeywell International, Inc.(2)	2,537	443
Hunt (JB) Transport Services, Inc.	303	28
Huntington Ingalls Industries, Inc.	145	33
IHS Markit Ltd.(1)	1,265	81
Illinois Tool Works, Inc.	1,051	159
Ingersoll-Rand plc	843	107
Jacobs Engineering Group, Inc.	408	34
Johnson Controls International plc	3,177	131
Kansas City Southern	351	43
L3 Technologies, Inc.	276	68
L3Harris Technologies, Inc.	411	78
Lockheed Martin Corp.(2)	856	311
Masco Corp.	1,025	40
Nielsen Holdings plc	1,237	28
Norfolk Southern Corp.	931	186
Northrop Grumman Corp.	591	191
PACCAR, Inc.	1,207	86
Parker-Hannifin Corp.	450	77
Pentair plc	549	20
Quanta Services, Inc.	492	19
Raytheon Co.(2)	982	171
Republic Services, Inc.	750	65
Robert Half International, Inc.	414	24
Robinson (C.H.) Worldwide, Inc.	476	40
Rockwell Automation, Inc.	416	68
Rollins, Inc.	513	18
Roper Technologies, Inc.	361	132
Snap-on, Inc.	194	32
Southwest Airlines Co.	1,731	88
Stanley Black & Decker, Inc.	527	76
Textron, Inc.	817	43
TransDigm Group, Inc.(1)	169	82
Union Pacific Corp.(2)	2,516	425
United Continental Holdings, Inc.(1)	780	68
United Parcel Service, Inc. Class B(2)	2,422	250
United Rentals, Inc.(1)	277	37
United Technologies Corp.(2)	2,821	367
Verisk Analytics, Inc.	569	83
W.W. Grainger, Inc.	157	42
Wabtec Corp.(2)	552	40
Waste Management, Inc.	1,357	157
Xylem, Inc.	625	52
		8,017

See Notes to Financial Statements.

Rampart Enhanced Core Equity Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Shares	Value

Information Technology—21.8%
Accenture plc Class A(2)	2,461	$ 455
Adobe, Inc.(1)	1,883	555
Advanced Micro Devices, Inc.(1)	3,402	103
Alliance Data Systems Corp.	176	25
Amphenol Corp. Class A	1,151	110
Analog Devices, Inc.	1,422	161
ANSYS, Inc.(1)	323	66
Apple, Inc.(2)	17,296	3,423
Applied Materials, Inc.	3,666	165
Arista Networks, Inc.(1)	202	52
Autodesk, Inc.(1)	846	138
Automatic Data Processing, Inc.	1,682	278
Broadcom, Inc.	1,529	440
Broadridge Financial Solutions, Inc.	447	57
Cadence Design Systems, Inc.(1)	1,083	77
Cisco Systems, Inc.(2)	16,997	930
Citrix Systems, Inc.	483	47
Cognizant Technology Solutions Corp. Class A	2,221	141
Corning, Inc.	3,038	101
DXC Technology Co.	1,036	57
F5 Networks, Inc.(1)	230	34
Fidelity National Information Services, Inc.	1,247	153
Fiserv, Inc.(1)	1,512	138
FleetCor Technologies, Inc.(1)	332	93
FLIR Systems, Inc.	523	28
Fortinet, Inc.(1)	560	43
Gartner, Inc.(1)	346	56
Global Payments, Inc.	609	98
Hewlett Packard Enterprise Co.	5,317	79
HP, Inc.	5,921	123
Intel Corp.(2)	17,363	831
International Business Machines Corp.(2)	3,436	474
Intuit, Inc.	1,000	261
IPG Photonics Corp.(1)	137	21
Jack Henry & Associates, Inc.	298	40
Juniper Networks, Inc.	1,343	36
Keysight Technologies, Inc.(1)	725	65
KLA-Tencor Corp.	638	75
Lam Research Corp.	589	111
Mastercard, Inc. Class A(2)	3,485	922
Maxim Integrated Products, Inc.	1,056	63
Microchip Technology, Inc.	915	79
Micron Technology, Inc.(1)	4,328	167
Microsoft Corp.(2)	29,623	3,968
Motorola Solutions, Inc.	633	106
NetApp, Inc.	954	59
NVIDIA Corp.	2,340	384
Oracle Corp.(2)	9,839	561
Paychex, Inc.	1,234	102
PayPal Holdings, Inc.(1)(2)	4,530	519
Qorvo, Inc.(1)	474	32
QUALCOMM, Inc.(2)	4,673	355
Red Hat, Inc.(1)	682	128
salesforce.com, Inc.(1)	2,954	448
Seagate Technology plc	990	47
Skyworks Solutions, Inc.	672	52
Symantec Corp.	2,468	54
Synopsys, Inc.(1)	578	74
TE Connectivity Ltd.	1,308	125
Texas Instruments, Inc.(2)	3,624	416
Total System Services, Inc.	628	81
VeriSign, Inc.(1)	407	85
	Shares	Value

Information Technology—continued
Visa, Inc. Class A(2)	6,758	$ 1,173
Western Digital Corp.	1,123	53
Western Union Co. (The)	1,683	33
Xerox Corp.	772	27
Xilinx, Inc.	977	115
		20,368

Materials—2.6%
Air Products & Chemicals, Inc.	764	173
Albemarle Corp.	368	26
Amcor plc(1)	5,649	65
Avery Dennison Corp.	292	34
Ball Corp.	1,164	82
Celanese Corp.	446	48
CF Industries Holdings, Inc.	776	36
Corteva, Inc.(1)	2,616	77
Dow, Inc.	2,616	129
DuPont de Nemours, Inc.	2,616	196
Eastman Chemical Co.	491	38
Ecolab, Inc.	882	174
FMC Corp.	469	39
Freeport-McMoRan, Inc.	5,043	59
International Flavors & Fragrances, Inc.	353	51
International Paper Co.	1,393	60
Linde plc	1,918	385
LyondellBasell Industries NV Class A	1,059	91
Martin Marietta Materials, Inc.	217	50
Mosaic Co. (The)	1,234	31
Newmont Goldcorp Corp.	2,844	110
Nucor Corp.	1,063	59
Packaging Corporation of America	329	31
PPG Industries, Inc.	821	96
Sealed Air Corp.	542	23
Sherwin-Williams Co. (The)	284	130
Vulcan Materials Co.	459	63
Westrock Co.	889	33
		2,389

Real Estate—3.1%
Alexandria Real Estate Equities, Inc.	435	61
American Tower Corp.	1,702	348
Apartment Investment & Management Co. Class A	600	30
AvalonBay Communities, Inc.	534	108
Boston Properties, Inc.	596	77
CBRE Group, Inc. Class A(1)	1,205	62
Crown Castle International Corp.	1,603	209
Digital Realty Trust, Inc.	802	94
Duke Realty Corp.	1,386	44
Equinix, Inc.	321	162
Equity Residential	1,427	108
Essex Property Trust, Inc.	253	74
Extra Space Storage, Inc.	491	52
Federal Realty Investment Trust	287	37
HCP, Inc.	1,843	59
Host Hotels & Resorts, Inc.	2,856	52
Iron Mountain, Inc.	1,126	35
Kimco Realty Corp.	1,625	30
Macerich Co. (The)	408	14
Mid-America Apartment Communities, Inc.	439	52
Prologis, Inc.	2,431	195
Public Storage	579	138
Realty Income Corp.	1,172	81
See Notes to Financial Statements.

Rampart Enhanced Core Equity Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Shares	Value

Real Estate—continued
Regency Centers Corp.	646	$ 43
SBA Communications, Corp.(1)	434	98
Simon Property Group, Inc.(2)	1,192	190
SL Green Realty Corp.	323	26
UDR, Inc.	1,063	48
Ventas, Inc.	1,374	94
Vornado Realty Trust	669	43
Welltower, Inc.	1,490	121
Weyerhaeuser Co.	2,880	76
		2,861

Utilities—3.3%
AES Corp.	2,553	43
Alliant Energy Corp.	910	45
Ameren Corp.	943	71
American Electric Power Co., Inc.	1,901	167
American Water Works Co., Inc.	697	81
Atmos Energy Corp.	451	48
CenterPoint Energy, Inc.	1,932	55
CMS Energy Corp.	1,092	63
Consolidated Edison, Inc.	1,238	109
Dominion Energy, Inc.	3,081	238
DTE Energy Co.	706	90
Duke Energy Corp.(2)	2,802	247
Edison International	1,256	85
Entergy Corp.	731	75
Evergy, Inc.	981	59
Eversource Energy	1,222	93
Exelon Corp.(2)	3,738	179
FirstEnergy Corp.	1,941	83
NextEra Energy, Inc.(2)	1,843	378
NiSource, Inc.	1,436	41
NRG Energy, Inc.	1,083	38
Pinnacle West Capital Corp.	432	41
PPL Corp.	2,779	86
Public Service Enterprise Group, Inc.	1,948	115
Sempra Energy	1,056	145
Southern Co. (The)(2)	3,988	220
WEC Energy Group, Inc.	1,216	101
Xcel Energy, Inc.	1,982	118
		3,114

Total Common Stocks (Identified Cost $72,007)		90,829
	Shares	Value

Exchange-Traded Fund—2.4%
Invesco S&P 500 Low Volatility ETF(3)	41,733	$ 2,297
Total Exchange-Traded Fund (Identified Cost $2,315)		2,297

Total Long-Term Investments—99.5% (Identified Cost $74,322)		93,126

Short-Term Investments—0.6%
Purchased Options—0.6%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $669)		540

Total Short-Term Investments (Identified Cost $669)		540

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.1% (Identified Cost $74,991)		$93,666

Written Options—(1.2)%
(See open written options schedule)
Total Written Options (Premiums received $1,284)		(1,134)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—98.9% (Identified Cost $73,707)		$92,532
Other assets and liabilities, net—1.1%		1,052
NET ASSETS—100.0%		$93,584

Abbreviation:
ETF	Exchange-Traded Fund

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of the security is segregated as collateral for written options.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.

Rampart Enhanced Core Equity Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
Open Purchased Options Contracts as of June 30, 2019 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	269	$85,004	$3,160.00	08/02/19	$ 20
S&P 500® Index	265	82,680	3,120.00	08/09/19	41
					61
Put Options
S&P 500® Index	269	73,168	2,720.00	08/02/19	253
S&P 500® Index	265	71,020	2,680.00	08/09/19	226
					479
Total Purchased Options					$540

Open Written Options Contracts as of June 30, 2019 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	269	$83,121	$3,090.00	08/02/19	$ (71)
S&P 500® Index	265	80,825	3,050.00	08/09/19	(273)
					(344)
Put Options
S&P 500® Index	269	75,051	2,790.00	08/02/19	(417)
S&P 500® Index	265	72,875	2,750.00	08/09/19	(373)
					(790)
Total Written Options					$(1,134)

Footnote Legend:
(1)	Strike price not reported in thousands.
The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$90,829	$90,829	$ —
Exchange-Traded Fund	2,297	2,297	—
Other Financial Instruments:
Purchased Options	540	273	267
Total Assets	93,666	93,399	267
Liabilities:
Other Financial Instruments:
Written Options	(1,134)	(1,134)	—
Total Investments	$92,532	$92,265	$267
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
See Notes to Financial Statements.

SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—96.9%
Communication Services—3.1%
Tencent Holdings Ltd. (China)	102,962	$ 4,647
Consumer Discretionary—13.6%
adidas AG (Germany)	10,010	3,090
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	37,400	6,338
Ctrip.com International Ltd. ADR (China)(1)	84,713	3,127
MercadoLibre, Inc. (United States)(1)	6,200	3,793
New Oriental Education & Technology Group, Inc. Sponsored ADR (China)(1)	40,692	3,930
		20,278

Consumer Staples—27.2%
Danone SA (France)	53,586	4,539
Diageo plc (United Kingdom)	132,064	5,675
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	44,400	4,296
Heineken NV (Netherlands)	64,418	7,189
L’Oreal SA (France)	25,394	7,233
Nestle S.A. Registered Shares (Switzerland)	64,754	6,704
Wal-Mart de Mexico SAB de C.V. (Mexico)	1,769,800	4,831
		40,467

Financials—18.4%
AIA Group Ltd. (Hong Kong)	833,800	8,993
Aon plc (United Kingdom)	37,700	7,275
HDFC Bank Ltd. ADR (India)	63,369	8,240
Sanlam Ltd. (South Africa)	529,054	2,936
		27,444

Health Care—10.8%
Alcon, Inc. (Switzerland)(1)	74,527	4,624
M3, Inc. (Japan)	151,200	2,761
Novo Nordisk A/S Sponsored ADR (Denmark)	101,100	5,160
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (China)	3,982,645	3,610
		16,155

Industrials—5.2%
IHS Markit Ltd. (Bermuda)(1)	121,286	7,728
Information Technology—7.1%
SAP SE Sponsored ADR (Germany)	55,900	7,647
Temenos AG Registered Shares (Switzerland)	16,086	2,878
		10,525

	Shares	Value

Materials—11.5%
Chr. Hansen Holding A/S (Denmark)	39,633	$ 3,722
Givaudan S.A. Registered Shares (Switzerland)	1,317	3,718
Linde plc (Ireland)	29,900	6,004
Novozymes A/S Class B (Denmark)	78,159	3,645
		17,089

Total Common Stocks (Identified Cost $139,260)		144,333

Total Long-Term Investments—96.9% (Identified Cost $139,260)		144,333

Short-Term Investment—2.9%
Money Market Mutual Fund—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(2)	4,325,727	4,326
Total Short-Term Investment (Identified Cost $4,326)		4,326

TOTAL INVESTMENTS—99.8% (Identified Cost $143,586)		$148,659
Other assets and liabilities, net—0.2%		323
NET ASSETS—100.0%		$148,982

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	15%
Switzerland	12
United Kingdom	9
Denmark	8
France	8
Germany	7
Mexico	6
Other	35
Total	100%
† % of total investments as of June 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.

SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$144,333	$144,333
Money Market Mutual Fund	4,326	4,326
Total Investments	$148,659	$148,659
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2019.
There were no transfers into or out of Level 3 related to securities held at June 30, 2019.
See Notes to Financial Statements.

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—3.4%
U.S. Treasury Bond
2.500%, 2/15/46	$2,344	$ 2,328
3.000%, 8/15/48	630	690
Total U.S. Government Securities (Identified Cost $2,781)		3,018

Municipal Bonds—1.7%
California—0.9%
San Diego County Regional Airport Authority Rental Car Center Project Series B - Taxable 5.594%, 7/1/43	275	308
State of California, Build America Bonds Taxable 7.600%, 11/1/40	265	430
University of California, Series B-A, Taxable 4.428%, 5/15/48	75	81
		819

Idaho—0.1%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	90	106
Texas—0.3%
State of Texas 3.011%, 10/1/26	200	208
Virginia—0.4%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	135	138
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	200	189
		327

Total Municipal Bonds (Identified Cost $1,392)		1,460

Foreign Government Securities—0.1%
Bolivarian Republic of Venezuela 9.375%, 1/13/34(1)	$ 65	19
United Mexican States
4.750%, 3/8/44	54	56
Series M 6.500%, 6/9/22	925 MXN	47
Total Foreign Government Securities (Identified Cost $160)		122

Mortgage-Backed Securities—10.8%
Agency—0.2%
Federal National Mortgage Association
Pool #813881 4.000%, 6/1/20	$ 2	2
Pool #825985 4.500%, 7/1/20	— (2)	— (2)
	Par Value	Value
Agency—continued
Pool #254007 6.500%, 10/1/31	$ 2	$ 2
Pool #656288 6.000%, 9/1/32	8	9
Pool #835144 5.000%, 10/1/35	21	23
Pool #882224 6.000%, 9/1/36	1	1
Pool #914724 5.500%, 4/1/37	5	6
Pool #940524 5.500%, 7/1/37	16	18
Pool #949301 6.000%, 10/1/37	6	6
Pool #975097 5.000%, 6/1/38	15	16
Pool #929637 5.500%, 6/1/38	3	3
Pool #986012 5.500%, 6/1/38	2	3
Pool #994383 5.500%, 11/1/38	11	12
Pool #991124 5.000%, 1/1/39	5	6
Pool #994322 6.000%, 1/1/39	3	4
Pool #AA4418 4.500%, 3/1/39	8	9
Pool #AA4434 5.000%, 3/1/39	8	8
Pool #AA4436 6.000%, 3/1/39	5	5
Government National Mortgage Association
Pool #368053 6.500%, 11/15/23	16	17
Pool #351336 6.500%, 12/15/23	1	1
Pool #385198 6.500%, 2/15/24	11	12
Pool #563381 6.500%, 11/15/31	16	18
Pool #581072 6.500%, 2/15/32	9	10
		191

Non-Agency—10.6%
Access Point Funding I LLC 2017-A, A 144A 3.060%, 4/15/29(3)	48	49
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(3)(4)	63	64
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(3)	102	105
2015-SFR2, C 144A 4.691%, 10/17/52(3)	110	119
Angel Oak Mortgage Trust I LLC
2018-1, A1 144A 3.258%, 4/27/48(3)(4)	87	87
2018-2, A1 144A 3.674%, 7/27/48(3)(4)	123	125
2019-1, A1 144A 3.920%, 11/25/48(3)(4)	112	114
See Notes to Financial Statements.

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Angel Oak Mortgage Trust LLC 2019-3, A1 144A 2.930%, 5/25/59(3)(4)	$ 100	$ 101
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(3)(4)	78	80
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	94	96
Aventura Mall Trust 2013-AVM, C 144A 3.867%, 12/5/32(3)(4)	300	304
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A 4.250%, 4/28/55(3)	100	105
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	100	105
Bunker Hill Loan Depositary Trust 2019-1, A1 144A 3.613%, 10/26/48(3)(4)	95	97
BX Trust 2018-GW, B (1 month LIBOR + 1.020%) 144A 3.414%, 5/15/35(3)(4)	125	125
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(3)	55	57
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(4)	80	81
Citigroup Commercial Mortgage Trust
2013-375P, B 144A 3.635%, 5/10/35(3)(4)	100	103
2019-SST2, A (1 month LIBOR + 0.920%) 144A 3.314%, 12/15/36(3)(4)	100	99
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	49	54
2014-A, A 144A 4.000%, 1/25/35(3)(4)	30	31
2015-A, A1 144A 3.500%, 6/25/58(3)(4)	35	36
2019-RP1, A1 144A 3.500%, 1/25/66(3)(4)	111	114
COLT Mortgage Loan Trust Funding LLC
2018-1, A1 144A 2.930%, 2/25/48(3)(4)	36	36
2018-2, A1 144A 3.470%, 7/27/48(3)(4)	52	52
2019-1, A1 144A 3.705%, 3/25/49(3)(4)	91	92
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 3.374%, 5/15/36(3)(4)	100	100
Credit Suisse Mortgage Capital Trust 2013-HYB1, A16 144A 3.008%, 4/25/43(3)(4)	21	21
Ellington Financial Mortgage Trust
2017-1, A1 144A 2.687%, 10/25/47(3)(4)	92	92
2018-1, A1FX 144A 4.140%, 10/25/58(3)(4)	83	84
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	50	51
2018-2, A41 144A 4.500%, 10/25/58(3)(4)	76	77
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(4)	99	99
	Par Value	Value

Non-Agency—continued
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(3)	$ 100	$ 103
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(4)	24	25
Homeward Opportunities Fund I Trust 2019-1, A1 144A 3.454%, 1/25/59(3)(4)	95	96
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	54	54
JP Morgan Chase Mortgage Trust 2005-A5, 1A2 4.174%, 8/25/35(4)	39	40
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
2003-AR6, A1 4.720%, 6/25/33(4)	30	31
2003-AR4, 2A1 4.079%, 8/25/33(4)	40	39
JPMorgan Chase Commercial Mortgage Securities Trust
2011-C4, A4 144A 4.388%, 7/15/46(3)	219	227
2014-C22, A4 3.801%, 9/15/47	150	159
2015-C31, AS 4.106%, 8/15/48	85	90
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	76	77
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	62	63
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	68	71
2017-5, A1 144A 3.182%, 10/26/48(3)(4)	215	216
2018-8, A3 144A 4.000%, 1/25/49(3)(4)	44	45
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 3.194%, 5/15/36(3)(4)	100	100
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)	100	101
MASTR Alternative Loan Trust 2003-8, 2A1 5.750%, 11/25/33	76	79
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(3)(4)	32	32
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 3.604%, 6/25/52(3)(4)(5)	50	50
MetLife Securitization Trust
2017-1A, M1 144A 3.728%, 4/25/55(3)(4)	100	103
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	97	101
Mill City Mortgage Loan Trust 2018-4, A1B 144A 3.500%, 4/25/66(3)(4)	240	243
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2015-C22, AS 3.561%, 4/15/48	225	233
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%) 144A 3.094%, 11/15/34(3)(4)	108	108
Motel 6 Trust 2017-MTL6, A (1 month LIBOR + 0.920%) 144A 3.314%, 8/15/34(3)(4)	114	115
See Notes to Financial Statements.

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
New Residential Mortgage Loan Trust
2016-2A, A1 144A 3.750%, 11/26/35(3)(4)	$ 127	$ 131
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	55	57
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	104	107
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	44	45
2016-3A, A1 144A 3.750%, 9/25/56(3)(4)	56	58
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	146	151
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	90	96
2018-1A, A1A 144A 4.000%, 12/25/57(3)(4)	123	128
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 4.155%, 3/25/35(4)	68	68
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(3)(4)	85	86
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	89	92
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	100	104
Progress Residential Trust 2018-SFR1, B 144A 3.484%, 3/17/35(3)	110	112
PRPM LLC
2019-1A, A1 144A 4.500%, 1/25/24(3)(4)	94	95
2019-2A, A1 144A 3.967%, 4/25/24(3)(4)	113	115
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(3)(4)	99	100
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	100	100
Sequoia Mortgage Trust 2018-CH2, A12 144A 4.000%, 6/25/48(3)(4)	91	92
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(4)	94	96
Structured Adjustable Rate Mortgage Loan Trust 2004-1, 6A 4.738%, 2/25/34(4)	67	68
Towd Point Mortgage Trust
2015-1, A2 144A 3.250%, 10/25/53(3)(4)	100	101
2015-6, M1 144A 3.750%, 4/25/55(3)(4)	100	104
2015-5, A1B 144A 2.750%, 5/25/55(3)(4)	54	54
2015-5, A2 144A 3.500%, 5/25/55(3)(4)	100	102
2016-4, A1 144A 2.250%, 7/25/56(3)(4)	50	50
2019-1, A1 144A 3.750%, 3/25/58(3)(4)	128	134
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	78	79
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(3)	100	100
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(3)(4)	95	96
	Par Value	Value

Non-Agency—continued
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(3)(4)	$ 84	$ 85
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(3)(4)	97	98
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(3)(4)	105	106
Verus Securitization Trust
2018-1, A1 144A 2.929%, 2/25/48(3)(4)	91	91
2018-2, A1 144A 3.677%, 6/1/58(3)(4)	69	70
2018-3, A1 144A 4.108%, 10/25/58(3)(4)	80	81
2019-1, A1 144A 3.836%, 2/25/59(3)(4)	92	94
2019-INV1, A1 144A 3.402%, 12/25/59(3)(4)	96	97
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	85	89
2015-LC20, A5 3.184%, 4/15/50	85	88
2015-LC20, B 3.719%, 4/15/50	140	145
		9,321

Total Mortgage-Backed Securities (Identified Cost $9,338)		9,512

Asset-Backed Securities—4.3%
Automobiles—2.6%
American Credit Acceptance Receivables Trust
2017-2, C 144A 2.860%, 6/12/23(3)	54	54
2018-3, C 144A 3.750%, 10/15/24(3)	105	106
2018-4, C 144A 3.970%, 1/13/25(3)	100	102
2019-2, C 144A 3.170%, 6/12/25(3)	85	86
Avis Budget Rental Car Funding LLC (AESOP) 2015-2A, A 144A 2.630%, 12/20/21(3)	180	180
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(3)	90	90
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(3)	29	29
CPS Auto Receivables Trust 2017-D, B 144A 2.430%, 1/18/22(3)	100	100
Drive Auto Receivables Trust 2018-4, D 4.090%, 1/15/26	105	108
DT Auto Owner Trust
2016-4A, C 144A 2.740%, 10/17/22(3)	4	4
2018-3A, C 144A 3.790%, 7/15/24(3)	75	77
See Notes to Financial Statements.

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Exeter Automobile Receivables Trust
2015-1A, C 144A 4.100%, 12/15/20(3)	$ 12	$ 12
2018-3A, C 144A 3.710%, 6/15/23(3)	105	107
2018-4A, D 144A 4.350%, 9/16/24(3)	100	104
2019-2A, C 144A 3.300%, 3/15/24(3)	85	86
Flagship Credit Auto Trust
2016-2, B 144A 3.840%, 9/15/22(3)	82	82
2019-1, C 144A 3.600%, 2/18/25(3)	55	57
GLS Auto Receivables Trust
2017-1A, B 144A 2.980%, 12/15/21(3)	115	115
2018-3A, C 144A 4.180%, 7/15/24(3)	130	134
2019-2A, B 144A 3.320%, 3/15/24(3)	100	101
Hertz Vehicle Financing II LP 2015-1A, A 144A 2.730%, 3/25/21(3)	110	110
Skopos Auto Receivables Trust 2018-1A, A 144A 3.190%, 9/15/21(3)	24	24
Tesla Auto Lease Trust 2018-B, B 144A 4.120%, 10/20/21(3)	85	87
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(3)	96	98
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(3)	85	86
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(3)	110	110
		2,249

Home Equity Loans—0.0%
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2001-SB1, A2 3.375%, 8/25/31	29	29
Other—1.5%
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	67	70
AXIS Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(3)	100	102
BXG Receivables Note Trust 2012-A, A 144A 2.660%, 12/2/27(3)	16	16
CCG Receivables Trust 2018-1, A2 144A 2.500%, 6/16/25(3)	146	146
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(3)	100	100
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	42	42
Lendmark Funding Trust 2019-1A, A 144A 3.000%, 12/20/27(3)	100	100
Mariner Finance Issuance Trust 2019-AA, A 144A 2.960%, 7/20/32(3)(5)	100	100
MVW Owner Trust 2017-1A, A 144A 2.420%, 12/20/34(3)	61	61
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	97	99
	Par Value	Value

Other—continued
Prosper Marketplace Issuance Trust
2017-2A, B 144A 3.480%, 9/15/23(3)	$ 22	$ 22
2018-2A, B 144A 3.960%, 10/15/24(3)	100	101
2019-3A, A 144A 3.190%, 7/15/25(3)	100	100
SoFi Consumer Loan Program LLC
2016-3, A 144A 3.050%, 12/26/25(3)	43	43
2017-1, A 144A 3.280%, 1/26/26(3)	29	29
SoFi Consumer Loan Program Trust 2019-3, A 144A 2.900%, 5/25/28(3)	100	100
Stack Infrastructure Issuer LLC 2019-1A, A2 144A 4.540%, 2/25/44(3)	95	99
		1,330

Student Loan—0.2%
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(3)	47	47
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A 2.770%, 8/25/42(3)	92	92
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(3)	36	37
		176

Total Asset-Backed Securities (Identified Cost $3,745)		3,784

Corporate Bonds and Notes—15.4%
Communication Services—0.7%
AT&T, Inc.
4.250%, 3/1/27	20	21
4.100%, 2/15/28	55	58
(3 month LIBOR + 1.180%) 3.616%, 6/12/24(4)	35	35
Comcast Corp.
3.950%, 10/15/25	45	49
4.150%, 10/15/28	22	24
Discovery Communications LLC 3.950%, 3/20/28	100	103
Meredith Corp. 6.875%, 2/1/26	40	43
Sirius XM Radio, Inc. 144A 4.625%, 7/15/24(3)	15	15
Sprint Spectrum Co., LLC 144A 4.738%, 3/20/25(3)	200	208
Verizon Communications, Inc.
4.125%, 3/16/27	60	65
(3 month LIBOR + 1.100%) 3.618%, 5/15/25(4)	35	36
		657

Consumer Discretionary—1.1%
Aptiv Corp. 4.150%, 3/15/24	90	95
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	70	73
CRH America, Inc. 144A 3.875%, 5/18/25(3)	90	94
See Notes to Financial Statements.

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Dollar Tree, Inc. 4.000%, 5/15/25	$ 90	$ 94
General Motors Financial Co., Inc.
4.200%, 3/1/21	45	46
3.550%, 4/9/21	17	17
GLP Capital LP 5.750%, 6/1/28	100	110
Hilton Domestic Operating Co., Inc. 144A 4.875%, 1/15/30(3)	20	20
Horton (D.R.), Inc. 4.750%, 2/15/23	115	121
Lear Corp. 3.800%, 9/15/27	120	119
Service Corp. International 5.125%, 6/1/29	15	16
TRI Pointe Group, Inc. 5.875%, 6/15/24	55	57
William Lyon Homes, Inc. 6.000%, 9/1/23	65	66
		928

Consumer Staples—0.6%
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	110	118
4.750%, 1/23/29	23	26
Conagra Brands, Inc. 4.300%, 5/1/24	85	90
CVS Health Corp.
2.875%, 6/1/26	120	118
4.300%, 3/25/28	83	88
Kraft Heinz Foods Co. (The)
3.500%, 7/15/22	53	54
4.000%, 6/15/23	40	42
		536

Energy—1.3%
Cheniere Energy Partners LP 144A 5.625%, 10/1/26(3)	35	37
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200	202
Helmerich & Payne, Inc. 4.650%, 3/15/25	80	85
HollyFrontier Corp. 5.875%, 4/1/26	100	110
Kinder Morgan, Inc.
4.300%, 6/1/25	165	176
7.750%, 1/15/32	65	89
MPLX LP 4.875%, 12/1/24	120	131
NuStar Logistics LP 5.625%, 4/28/27	70	70
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	100	105
Valero Energy Partners LP 4.500%, 3/15/28	90	95
		1,100

Financials—6.2%
Allstate Corp. (The) Series B (3 month LIBOR + 2.938%) 5.750%, 8/15/53(6)	145	152
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	150	156
	Par Value	Value

Financials—continued
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)	$ 140	$ 139
Athene Holding Ltd. 4.125%, 1/12/28	110	111
Aviation Capital Group LLC
144A 3.875%, 5/1/23(3)	108	112
144A 3.500%, 11/1/27(3)	100	100
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(3)	215	217
Bank of America Corp.
4.200%, 8/26/24	235	250
(3 month LIBOR + 0.790%) 3.400%, 12/20/23	90	92
Bank of Montreal 3.803%, 12/15/32	156	158
Brighthouse Financial, Inc. 3.700%, 6/22/27	100	95
BrightSphere Investment Group plc 4.800%, 7/27/26	65	66
Brookfield Finance, Inc. 4.000%, 4/1/24	92	97
Capital One Financial Corp. 3.750%, 7/28/26	130	132
Citigroup, Inc.
3.200%, 10/21/26	171	174
(3 month LIBOR + 1.250%) 3.569%, 7/1/26(4)	160	161
E*TRADE Financial Corp. 4.500%, 6/20/28	110	116
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	105	111
FS KKR Capital Corp.
4.250%, 1/15/20	125	125
4.750%, 5/15/22	35	35
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	195	207
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	83	84
Huntington Bancshares, Inc. 7.000%, 12/15/20	95	101
ICAHN Enterprises LP 144A 6.250%, 5/15/26(3)	85	86
iStar, Inc. 5.250%, 9/15/22	35	36
Jefferies Group LLC 6.875%, 4/15/21	42	45
JPMorgan Chase & Co. 3.300%, 4/1/26	165	171
Liberty Mutual Group, Inc.
144A 4.250%, 6/15/23(3)	34	36
144A 4.569%, 2/1/29(3)	116	127
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.632%, 4/20/67(4)(6)	55	43
Lloyds Bank plc 144A 6.500%, 9/14/20(3)	150	157
Morgan Stanley
3.125%, 7/27/26	125	127
6.375%, 7/24/42	100	140
Navient Corp. 6.750%, 6/25/25	85	88
Nuveen Finance LLC 144A 4.125%, 11/1/24(3)	135	145
See Notes to Financial Statements.

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
Prudential Financial, Inc.
(3 month LIBOR + 3.920%) 5.625%, 6/15/43(6)	$ 65	$ 69
(3 month LIBOR + 4.175%) 5.875%, 9/15/42	100	106
Santander Holdings USA, Inc.
3.700%, 3/28/22	93	95
3.500%, 6/7/24	65	66
SBA Tower Trust 144A 2.877%, 7/9/21(3)	100	100
Synchrony Financial 3.950%, 12/1/27	90	90
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	120	127
Toronto-Dominion Bank (The) 3.625%, 9/15/31	155	158
Trinity Acquisition plc 4.400%, 3/15/26	90	96
Wells Fargo & Co.
Series M 3.450%, 2/13/23	125	128
Series S (3 month LIBOR + 3.110%) 5.900%(7)	75	78
Willis Towers Watson plc 5.750%, 3/15/21	135	142
		5,447

Health Care—0.9%
AbbVie, Inc.
3.600%, 5/14/25	50	52
3.200%, 5/14/26	75	76
Allergan Funding SCS 3.450%, 3/15/22	135	138
Bausch Health Cos., Inc.
144A 7.000%, 3/15/24(3)	15	16
144A 5.500%, 11/1/25(3)	65	68
Becton Dickinson and Co. 3.300%, 3/1/23	150	151
HCA, Inc.
5.625%, 9/1/28	35	38
5.125%, 6/15/39	35	36
5.250%, 6/15/49	50	52
Zimmer Biomet Holdings, Inc.
3.550%, 4/1/25	70	72
(3 month LIBOR + 0.750%) 3.169%, 3/19/21(4)	110	110
		809

Industrials—0.6%
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	85	88
Clean Harbors, Inc. 144A 4.875%, 7/15/27(3)	5	5
CNH Industrial N.V. 4.500%, 8/15/23	89	93
Oshkosh Corp. 4.600%, 5/15/28	117	123
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(3)	90	95
TransDigm, Inc. 6.375%, 6/15/26	35	35
	Par Value	Value

Industrials—continued
United Air Lines, Inc. Pass-Through-Trust 2007-1, A 6.636%, 7/2/22	$ 80	$ 85
		524

Information Technology—0.8%
Apple, Inc. 3.350%, 2/9/27	90	95
Broadcom Corp.
3.000%, 1/15/22	45	45
3.625%, 1/15/24	80	81
Citrix Systems, Inc. 4.500%, 12/1/27	75	78
Dell International LLC 144A 6.020%, 6/15/26(3)	100	110
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	65	71
Motorola Solutions, Inc. 4.600%, 5/23/29	100	105
Verisk Analytics, Inc. 4.000%, 6/15/25	135	144
		729

Materials—0.4%
ArcelorMittal 6.125%, 6/1/25	60	68
DuPont de Nemours, Inc. 4.493%, 11/15/25	97	107
Glencore Funding LLC 144A 4.125%, 5/30/23(3)	105	109
Vulcan Materials Co. 3.900%, 4/1/27	105	108
		392

Real Estate—1.6%
Alexandria Real Estate Equities, Inc.
4.000%, 1/15/24	58	61
3.950%, 1/15/27	65	68
Corporate Office Properties LP 3.600%, 5/15/23	165	166
EPR Properties 4.750%, 12/15/26	120	127
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	90	93
Healthcare Trust of America Holdings LP
3.375%, 7/15/21	55	56
3.750%, 7/1/27	110	113
Hospitality Properties Trust 4.500%, 3/15/25	105	105
Kilroy Realty LP 4.375%, 10/1/25	120	128
Life Storage LP
3.500%, 7/1/26	55	55
3.875%, 12/15/27	40	41
MPT Operating Partnership LP 5.000%, 10/15/27	35	36
Office Properties Income Trust 4.500%, 2/1/25	135	135
Physicians Realty LP 4.300%, 3/15/27	105	109
See Notes to Financial Statements.

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Par Value	Value

Real Estate—continued
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	$ 105	$ 105
		1,398

Utilities—1.2%
CenterPoint Energy, Inc. 4.250%, 11/1/28	85	92
DPL, Inc. 144A 4.350%, 4/15/29(3)	102	103
Exelon Corp. 3.497%, 6/1/22	150	154
Kansas City Power & Light Co. 3.150%, 3/15/23	120	123
Pennsylvania Electric Co. 144A 3.600%, 6/1/29(3)	90	93
PNM Resources, Inc. 3.250%, 3/9/21	85	86
PSEG Power LLC 3.850%, 6/1/23	65	68
Southern Power Co. 4.150%, 12/1/25	160	170
Talen Energy Supply LLC 144A 6.625%, 1/15/28(3)	40	40
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	55	55
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(3)(8)	65	— (2)
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(3)	85	86
		1,070

Total Corporate Bonds and Notes (Identified Cost $13,082)		13,590

Leveraged Loans(4)—1.0%
Aerospace—0.0%
TransDigm, Inc. 2018, Tranche E (3 month LIBOR + 2.500%) 4.830%, 5/30/25	35	34
Consumer Durables—0.0%
Global Appliance, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 9/29/24(9)	32	32
Energy—0.0%
Paragon Offshore Finance Co. (3 month LIBOR + 2.750%) 0.000%, 7/16/21(1)(8)	— (2)	—
Financial—0.1%
Delos Finance S.a.r.l. 2018 (3 month LIBOR + 1.750%) 4.080%, 10/6/23	67	66
Forest Prod / Containers—0.0%
Berry Global, Inc. Tranche U (3 month LIBOR + 2.500%) 0.000%, 5/15/26(9)	35	35
Gaming / Leisure—0.1%
Seminole Tribe of Florida 2018, Tranche B (1 month LIBOR + 1.750%) 4.152%, 7/8/24	59	59
	Par Value	Value

Gaming / Leisure—continued
Wyndham Hotels & Resorts, Inc. Tranche B (1 month LIBOR + 1.750%) 4.152%, 5/30/25	$ 55	$ 54
		113

Healthcare—0.2%
Bausch Health Cos., Inc. (1 month LIBOR + 3.000%) 5.412%, 6/2/25	4	5
Iqvia, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 4.152%, 6/11/25	69	69
Regionalcare Hospital Partners Holdings, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 6.904%, 11/16/25	70	69
		143

Housing—0.2%
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%) 4.402%, 10/31/23	89	87
Summit Materials LLC (1 month LIBOR + 2.000%) 4.402%, 11/21/24	69	69
		156

Information Technology—0.1%
CommScope, Inc. (1 month LIBOR + 3.250%) 5.652%, 4/6/26	65	65
Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B (3 month LIBOR + 2.750%) 0.000%, 6/19/26(9)	50	50
Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 4.644%, 1/15/26	65	64
Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 0.000%, 1/31/25(9)	74	72
Media / Telecom - Wireless Communications—0.0%
SBA Senior Finance II LLC (1 month LIBOR + 2.000%) 4.410%, 4/11/25	40	39
Utility—0.0%
Pacific Gas and Electric Co.
(1 month LIBOR + 2.250%) 4.690%, 12/31/20	30	30
(3 month LIBOR + 1.125%) 1.125%, 12/31/20(10)	10	10
		40

Total Leveraged Loans (Identified Cost $914)		909

See Notes to Financial Statements.

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Shares	Value
Convertible Preferred Stock—0.6%
Information Technology—0.6%
BDC Payments Holdings, Inc.(8)(11)(12)	55,370	$ 484
Total Convertible Preferred Stock (Identified Cost $460)		484

Preferred Stocks—0.6%
Financials—0.5%
Bank of New York Mellon Corp. (The) Series E, 4.950%	115 (13)	117
JPMorgan Chase & Co. Series Z, 5.300%	105 (13)	106
M&T Bank Corp. Series F, 5.125%(14)	58 (13)	60
MetLife, Inc. Series D, 5.875%	40 (13)	42
PNC Financial Services Group, Inc. (The) Series S, 5.000%	110 (13)	112
		437

Industrials—0.1%
General Electric Co. Series D, 5.000%	90 (13)	86
Total Preferred Stocks (Identified Cost $525)		523

Common Stocks—60.5%
Communication Services—10.9%
58.com, Inc. ADR(11)	5,800	361
Activision Blizzard, Inc.	9,860	465
Adevinta ASA Class A(11)	14,866	165
Ascential plc	73,866	334
Auto Trader Group plc	44,627	311
Autohome, Inc. ADR(11)	3,800	325
carsales.com Ltd.	24,111	229
CTS Eventim AG & Co. KGaA	4,905	228
Facebook, Inc. Class A(11)	13,460	2,598
Netflix, Inc.(11)	5,090	1,870
REA Group Ltd.	5,316	358
Rightmove plc	60,966	414
Scout24 AG	4,401	234
Tencent Holdings Ltd. ADR	28,900	1,308
Weibo Corp. Sponsored ADR(11)	8,400	366
		9,566

Consumer Discretionary—13.8%
Alibaba Group Holding Ltd. Sponsored ADR(11)	12,970	2,198
Amazon.com, Inc.(11)	1,870	3,541
Baozun, Inc. Sponsored ADR(11)	5,400	269
Ctrip.com International Ltd. ADR(11)	23,380	863
Home Depot, Inc. (The)	3,190	663
Las Vegas Sands Corp.	16,290	963
McDonald’s Corp.	3,230	671
MercadoLibre, Inc.(11)	1,220	746
NIKE, Inc. Class B	13,750	1,154
Ross Stores, Inc.	8,930	885
ZOZO, Inc.	13,700	257
		12,210

Consumer Staples—2.0%
Compania Cervecerias Unidas SA Sponsored ADR	4,000	113
McCormick & Co., Inc.	3,580	555
Monster Beverage Corp.(11)	7,020	448
	Shares	Value

Consumer Staples—continued
Philip Morris International, Inc.	7,800	$ 613
		1,729

Energy—1.0%
Cabot Oil & Gas Corp.	23,930	550
Computer Modelling Group Ltd.	36,581	203
Frontera Energy Corp.	1,088	11
Pason Systems, Inc.	7,600	110
		874

Financials—4.8%
Bank of America Corp.	43,890	1,273
Charles Schwab Corp. (The)	15,090	606
Gruppo Mutuionline SpA	12,124	216
MarketAxess Holdings, Inc.	2,460	791
Mortgage Advice Bureau Holdings Ltd.	60,286	455
Progressive Corp. (The)	4,690	375
Sabre Insurance Group plc	133,582	463
Vostok New Ventures Ltd. SDR(11)	11,222	69
		4,248

Health Care—4.7%
Bluebird Bio, Inc.(11)	2,015	256
Danaher Corp.	5,940	849
Haw Par Corp., Ltd.	7,900	82
HealthEquity, Inc.(11)	10,700	700
Illumina, Inc.(11)	2,820	1,038
Zoetis, Inc.	10,810	1,227
		4,152

Industrials—8.0%
51job, Inc. ADR(11)	3,100	234
Asiakastieto Group Oyj	814	27
Caterpillar, Inc.	3,090	421
CoStar Group, Inc.(11)	1,700	942
DSV A/S	3,750	368
en-japan, Inc.	9,700	377
Haitian International Holdings Ltd.	165,000	343
HeadHunter Group plc ADR	32,400	526
JOST Werke AG	9,088	318
Kansas City Southern	5,180	631
Knorr-Bremse AG	3,027	337
Rockwell Automation, Inc.	1,960	321
Roper Technologies, Inc.	2,810	1,029
Uber Technologies, Inc.(11)	8,250	383
VAT Group AG	4,258	525
Voltronic Power Technology Corp.	12,000	262
		7,044

Information Technology—13.8%
Accenture plc Class A	4,070	752
Alten SA	3,440	412
Amphenol Corp. Class A	12,590	1,208
Avalara, Inc.(11)	14,530	1,049
Bouvet ASA	1,719	62
Douzone Bizon Co., Ltd.	4,026	217
Fair Isaac Corp.(11)	1,270	399
Gartner, Inc.(11)	3,190	513
NVIDIA Corp.	6,530	1,073
Paycom Software, Inc.(11)	7,930	1,798
Trade Desk, Inc. (The) Class A(11)	4,580	1,043
See Notes to Financial Statements.

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
	Shares	Value

Information Technology—continued
Visa, Inc. Class A	12,650	$ 2,195
Webstep AS	975	3
Workday, Inc. Class A(11)	7,210	1,482
		12,206

Materials—1.5%
Corp. Moctezuma SAB de C.V.	68,907	219
Ecolab, Inc.	5,720	1,129
		1,348

Total Common Stocks (Identified Cost $35,849)		53,377

Exchange-Traded Fund—0.1%
iShares iBoxx High Yield Corporate Bond Index Fund(15)	973	85
Total Exchange-Traded Fund (Identified Cost $85)		85

Right—0.0%
Utilities—0.0%
Vistra Energy Corp.(11)	1,084	1
Total Right (Identified Cost $1)		1

Total Long-Term Investments—98.5% (Identified Cost $68,332)		86,865

Short-Term Investment—1.3%
Money Market Mutual Fund—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.250%)(15)	1,091,131	1,091
Total Short-Term Investment (Identified Cost $1,091)		1,091

TOTAL INVESTMENTS—99.8% (Identified Cost $69,423)		$87,956
Other assets and liabilities, net—0.2%		218
NET ASSETS—100.0%		$88,174

Abbreviations:
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Foreign Currencies:
MXN	Mexican Peso

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Amount is less than $500.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to a value of $14,453 or 16.4% of net assets.
(4)	Variable rate security. Rate disclosed is as of June 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date.
(8)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(9)	This loan will settle after June 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Represents unfunded portion of security and commitment fee earned on this portion.
(11)	Non-income producing.
(12)	Restricted security.
(13)	Value shown as par value.
(14)	Interest may be forfeited.
(15)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	82%
China	7
United Kingdom	3
Germany	1
Canada	1
Japan	1
Australia	1
Other	4
Total	100%
† % of total investments as of June 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of June 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 3,784	$ —	$ 3,684	$100
Corporate Bonds and Notes	13,590	—	13,590	— (1)
Foreign Government Securities	122	—	122	—
Leveraged Loans	909	—	909	— (2)
Mortgage-Backed Securities	9,512	—	9,462	50
Municipal Bonds	1,460	—	1,460	—
U.S. Government Securities	3,018	—	3,018	—
Equity Securities:
Common Stocks	53,377	53,377	—	—
Exchange-Traded Fund	85	85	—	—
Preferred Stocks	523	—	523	—
Right	1	—	1	—
Convertible Preferred Stock	484	—	—	484
Money Market Mutual Fund	1,091	1,091	—	—
Total Investments	$87,956	$54,553	$32,769	$634

(1)	Amount is less than $500.
(2)	Includes internally fair valued securities currently priced at zero.
Securities held by the Series with an end of period value of $1 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Some of the Series’ investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Preferred Stock	Corporate Bonds and Notes	Leveraged Loans	Asset-Backed Securities	Mortgage-Backed Securities	Rights
Investments in Securities
Balance as of December 31, 2018:	$461	$460	$ —(1)	$ —(4)	$ —	$—	$ 1
Change in unrealized appreciation (depreciation) (2)	24	24	—	— (1)	—	—	—
Purchases	150	—	—	—	100	50	—
Transfers from Level 3 (3)	(1)	—	—	—	—	—	(1)
Balance as of June 30, 2019	$634	$484	$— (1)	$— (4)	$100	$50	$—
(1) Amount is less than $500.
(2) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2019, was $24.
(3) “Transfers into and/or from” represent the ending value as of June 30, 2019, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(4) Includes internally fair valued security currently priced at zero.
The Strategic Allocation Series owns the following internally fair valued security which is categorized as Level 3 in the hierarchy:
BDC Payment Holdings, Inc.
The significant unobservable inputs used in the fair value measurement of this non-public preferred stock is based on changes in company financial statement performance as well as increases or decreases in additional share classes issued and outstanding. These changes together or in isolation could result in a significantly lower or higher fair value measurement.
See Notes to Financial Statements.

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2019
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series	KAR Small-Cap Growth Series
Assets
Investment in securities at value(1)	$ 72,800	$ 228,857	$ 102,624
Foreign currency at value(2)	—	—	— (a)
Cash	288	2,025	1,790
Receivables
Series shares sold	107	—	—
Dividends and interest	317	107	41
Securities lending	—	— (a)	—
Prepaid Trustees’ retainer	1	4	2
Other assets	206	635	291
Total assets	73,719	231,628	104,748
Liabilities
Payables
Series shares repurchased	38	98	99
Investment securities purchased	749	—	—
Investment advisory fees	44	115	65
Distribution and service fees	15	46	20
Administration and accounting fees	7	21	10
Transfer agent fees and expenses	— (a)	— (a)	— (a)
Professional fees	14	9	13
Trustee deferred compensation plan	206	635	291
Other accrued expenses	19	46	21
Total liabilities	1,092	970	519
Net Assets	$ 72,627	$ 230,658	$ 104,229
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 48,636	$ 106,821	$ 43,039
Accumulated earnings (loss)	23,991	123,837	61,190
Net Assets	$ 72,627	$ 230,658	$ 104,229
Net Assets:
Class A	$ 71,928	$ 230,658	$ 97,945
Class I	$ 699	$ —	$ 6,284
Shares of Beneficial Interest Outstanding $1 par value, unlimited authorization:
Class A	3,750,493	6,979,718	2,864,321
Class I	36,515	—	179,784
Net Asset Value Per Share:
Class A	$ 19.18	$ 33.05	$ 34.19
Class I	$ 19.15	$ —	$ 34.96
(1) Investment in securities at cost	$ 54,216	$ 107,243	$ 45,536
(2) Foreign currency at cost	$ —	$ —	$ —(a)

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2019
(Reported in thousands except shares and per share amounts)
	KAR Small-Cap Value Series	Newfleet Multi-Sector Intermediate Bond Series	Rampart Enhanced Core Equity Series
Assets
Investment in securities at value(1)(2)	$ 74,181	$ 119,143	$ 93,666
Cash	1,206	—	1,127
Receivables
Investment securities sold	—	3,075	—
Series shares sold	—	8	—
Dividends and interest	100	1,004	75
Securities lending	—	1	—
Prepaid Trustees’ retainer	1	2	2
Other assets	210	329	260
Total assets	75,698	123,562	95,130
Liabilities
Cash overdraft	—	1,671	—
Written options at value(3)	—	—	1,134
Payables
Series shares repurchased	31	88	45
Investment securities purchased	—	2,348	—
Collateral on securities loaned	—	1,425	—
Investment advisory fees	41	49	42
Distribution and service fees	15	24	19
Administration and accounting fees	7	11	9
Transfer agent fees and expenses	— (a)	— (a)	— (a)
Professional fees	13	16	11
Trustee deferred compensation plan	210	329	260
Other accrued expenses	17	32	26
Total liabilities	334	5,993	1,546
Net Assets	$ 75,364	$ 117,569	$ 93,584
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 52,039	$ 120,165	$ 83,100
Accumulated earnings (loss)	23,325	(2,596)	10,484
Net Assets	$ 75,364	$ 117,569	$ 93,584
Net Assets:
Class A	$ 75,364	$ 116,658	$ 93,584
Class I	$ —	$ 911	$ —
Shares of Beneficial Interest Outstanding $1 par value, unlimited authorization:
Class A	5,086,934	12,452,728	7,817,477
Class I	—	97,309	—
Net Asset Value Per Share:
Class A	$ 14.82	$ 9.37	$ 11.97
Class I	$ —	$ 9.36	$ —
(1) Investment in securities at cost	$ 51,995	$ 118,470	$ 74,991
(2) Market value of securities on loan	$ —	$ 1,365	$ —
(3) Written options premiums received	$ —	$ —	$ 1,284

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2019
(Reported in thousands except shares and per share amounts)
	SGA International Growth Series	Strategic Allocation Series
Assets
Investment in securities at value(1)	$ 148,659	$ 87,956
Foreign currency at value(2)	114	1
Cash	183	—
Receivables
Investment securities sold	—	496
Series shares sold	1	17
Dividends and interest	154	261
Tax reclaims	155	6
Securities lending	—	— (a)
Prepaid Trustees’ retainer	3	2
Other assets	412	246
Total assets	149,681	88,985
Liabilities
Cash overdraft	—	45
Payables
Series shares repurchased	95	34
Investment securities purchased	—	393
Investment advisory fees	88	33
Distribution and service fees	30	18
Administration and accounting fees	14	8
Transfer agent fees and expenses	— (a)	— (a)
Professional fees	13	14
Trustee deferred compensation plan	412	246
Other accrued expenses	47	20
Total liabilities	699	811
Net Assets	$ 148,982	$ 88,174
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 146,299	$ 68,962
Accumulated earnings (loss)	2,683	19,212
Net Assets	$ 148,982	$ 88,174
Net Assets:
Class A	$ 148,886	$ 88,174
Class I	$ 96	$ —
Shares of Beneficial Interest Outstanding $1 par value, unlimited authorization:
Class A	12,949,687	6,635,806
Class I	8,318	—
Net Asset Value Per Share:
Class A	$ 11.50	$ 13.29
Class I	$ 11.49	$ —
(1) Investment in securities at cost	$ 143,586	$ 69,423
(2) Foreign currency at cost	$ 114	$ 1

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2019
($ reported in thousands)
	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series	KAR Small-Cap Growth Series
Investment Income
Dividends	$ 1,357	$ 917	$ 298
Interest	11	— (1)	9
Security lending, net of fees	—	— (1)	— (1)
Total investment income	1,368	917	307
Expenses
Investment advisory fees	267	761	415
Distribution and service fees, Class A	88	272	116
Administration and accounting fees	41	117	55
Custodian fees	— (1)	— (1)	— (1)
Printing fees and expenses	9	26	11
Professional fees	12	13	11
Trustees’ fees and expenses	3	9	4
Miscellaneous expenses	4	8	4
Total expenses	424	1,206	616
Less expenses reimbursed and/or waived by investment adviser(2)	(11)	(86)	(41)
Net expenses	413	1,120	575
Net investment income (loss)	955	(203)	(268)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated investments	5,163	3,204	4,497
Foreign currency transactions	—	—	(1)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	5,487	52,598	20,805
Net realized and unrealized gain (loss) on investments	10,650	55,802	25,301
Net increase (decrease) in net assets resulting from operations	$11,605	$55,599	$25,033

(1)	Amount is less than $500.
(2)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously waived.
See Notes to Financial Statements.

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2019
($ reported in thousands)
	KAR Small-Cap Value Series	Newfleet Multi-Sector Intermediate Bond Series	Rampart Enhanced Core Equity Series
Investment Income
Dividends	$ 718	$ 13	$ 924
Dividends from affiliated fund	—	31	—
Interest	— (1)	2,907	1
Security lending, net of fees	—	7	—
Foreign taxes withheld	(5)	(4)	— (1)
Total investment income	713	2,954	925
Expenses
Investment advisory fees	338	292	322
Distribution and service fees, Class A	94	145	115
Administration and accounting fees	43	64	51
Custodian fees	— (1)	1	1
Printing fees and expenses	9	14	11
Professional fees	11	14	11
Trustees’ fees and expenses	3	5	4
Miscellaneous expenses	3	8	4
Total expenses	501	543	519
Less expenses reimbursed and/or waived by investment adviser(2)	(88)	—	(68)
Plus expenses recaptured(2)	—	2	—
Net expenses	413	545	451
Net investment income (loss)	300	2,409	474
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated investments	1,528	(609)	(82)
Affiliated fund	—	(120)	—
Foreign currency transactions	—	(359)	—
Written options	—	—	(991)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	8,062	6,955	13,858
Affiliated fund	—	186	—
Foreign currency transactions	—	2	—
Written options	—	—	40
Net realized and unrealized gain (loss) on investments	9,590	6,055	12,825
Net increase (decrease) in net assets resulting from operations	$9,890	$8,464	$13,299

(1)	Amount is less than $500.
(2)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously waived.
See Notes to Financial Statements.

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2019
($ reported in thousands)
	SGA International Growth Series	Strategic Allocation Series
Investment Income
Dividends	$ 3,005	$ 419
Dividends from affiliated fund	—	4
Interest	10	643
Security lending, net of fees	8	17
Foreign taxes withheld	(240)	(21)
Total investment income	2,783	1,062
Expenses
Investment advisory fees	551	235
Distribution and service fees, Class A	184	107
Administration and accounting fees	80	48
Custodian fees	2	1
Printing fees and expenses	18	10
Professional fees	14	14
Trustees’ fees and expenses	6	4
Miscellaneous expenses	20	14
Total expenses	875	433
Less expenses reimbursed and/or waived by investment adviser(1)	(8)	(14)
Net expenses	867	419
Net investment income (loss)	1,916	643
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated investments	6,673	518
Affiliated fund	—	(16)
Foreign currency transactions	107	(5)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	10,321	13,157
Affiliated fund	—	25
Foreign currency transactions	2	—
Net realized and unrealized gain (loss) on investments	17,103	13,679
Net increase (decrease) in net assets resulting from operations	$19,019	$14,322

(1)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously waived.
See Notes to Financial Statements.

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Duff & Phelps Real Estate Securities Series		KAR Capital Growth Series		KAR Small-Cap Growth Series
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ 955	$ 1,114	$ (203)	$ (631)	$ (268)	$ (86)
Net realized gain (loss)	5,163	4,587	3,204	23,183	4,496	14,308
Net change in unrealized appreciation (depreciation)	5,487	(10,433)	52,598	(35,528)	20,805	(4,378)
Increase (decrease) in net assets resulting from operations	11,605	(4,732)	55,599	(12,976)	25,033	9,844
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(636)	(6,458)	(2,103)	(24,960)	(1,568)	(14,632)
Class I	(6)	(21)	—	—	(93)	(617)
Total Dividends and Distributions to Shareholders	(642)	(6,479)	(2,103)	(24,960)	(1,661)	(15,249)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(4,318)	(1,031)	(9,998)	843	(4,609)	5,710
Class I	410	43	—	—	1,492	2,214
Increase (decrease) in net assets from capital transactions	(3,908)	(988)	(9,998)	843	(3,117)	7,924
Net increase (decrease) in net assets	7,055	(12,199)	43,498	(37,093)	20,255	2,519
Net Assets
Beginning of period	65,572	77,771	187,160	224,253	83,974	81,455
End of Period	$ 72,627	$ 65,572	$ 230,658	$187,160	$ 104,229	$ 83,974
See Notes to Financial Statements.

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Cap Value Series		Newfleet Multi-Sector Intermediate Bond Series		Rampart Enhanced Core Equity Series
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ 300	$ 638	$ 2,409	$ 5,361	$ 474	$ 984
Net realized gain (loss)	1,528	5,575	(1,088)	(2,166)	(1,073)	(7,069)
Net change in unrealized appreciation (depreciation)	8,062	(19,533)	7,143	(6,587)	13,898	(6,832)
Increase (decrease) in net assets resulting from operations	9,890	(13,320)	8,464	(3,392)	13,299	(12,917)
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	—	(8,965)	—	(4,818)	(15)	(1,020)
Class I	—	—	—	(31)	—	—
Total Dividends and Distributions to Shareholders	—	(8,965)	—	(4,849)	(15)	(1,020)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(4,387)	(2,492)	(7,128)	(9,868)	(5,545)	(11,604)
Class I	—	—	148	(614)	—	—
Increase (decrease) in net assets from capital transactions	(4,387)	(2,492)	(6,980)	(10,482)	(5,545)	(11,604)
Net increase (decrease) in net assets	5,503	(24,777)	1,484	(18,723)	7,739	(25,541)
Net Assets
Beginning of period	69,861	94,638	116,085	134,808	85,845	111,386
End of Period	$ 75,364	$ 69,861	$ 117,569	$116,085	$ 93,584	$ 85,845
See Notes to Financial Statements.

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	SGA International Growth Series		Strategic Allocation Series
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ 1,916	$ 3,376	$ 643	$ 1,227
Net realized gain (loss)	6,780	1,497	497	2,695
Net change in unrealized appreciation (depreciation)	10,323	(32,337)	13,182	(8,544)
Increase (decrease) in net assets resulting from operations	19,019	(27,464)	14,322	(4,622)
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	—	(4,849)	—	(4,685)
Class I	—	(3)	—	—
Total Dividends and Distributions to Shareholders	—	(4,852)	—	(4,685)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(7,683)	(13,544)	(5,684)	(8,185)
Class I	—	3	—	—
Increase (decrease) in net assets from capital transactions	(7,683)	(13,541)	(5,684)	(8,185)
Net increase (decrease) in net assets	11,336	(45,857)	8,638	(17,492)
Net Assets
Beginning of period	137,646	183,503	79,536	97,028
End of Period	$ 148,982	$137,646	$ 88,174	$ 79,536
See Notes to Financial Statements.

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Duff & Phelps Real Estate Securities Series
Class A
1/1/19 to 6/30/19(6)	$16.40	0.25	2.70	2.95	(0.03)	(0.14)	(0.17)	2.78	$19.18	17.98%	$ 71,928	1.16%	1.19%	2.68%	26%
1/1/18 to 12/31/18	19.23	0.28	(1.41)	(1.13)	(0.30)	(1.40)	(1.70)	(2.83)	16.40	(6.53)	65,357	1.16	1.19	1.54	20
1/1/17 to 12/31/17	20.31	0.25	0.92	1.17	(0.29)	(1.96)	(2.25)	(1.08)	19.23	5.97	77,564	1.16	1.21	1.24	24
1/1/16 to 12/31/16	22.85	0.34	1.17	1.51	(0.43)	(3.62)	(4.05)	(2.54)	20.31	6.82 (7)	81,243	1.17 (7)(8)	1.25	1.42 (7)	35
1/1/15 to 12/31/15	27.05	0.44	0.17	0.61	(0.37)	(4.44)	(4.81)	(4.20)	22.85	2.38	87,899	1.18 (8)	1.29	1.64	18
1/1/14 to 12/31/14	23.33	0.29	7.00	7.29	(0.31)	(3.26)	(3.57)	3.72	27.05	31.62	105,508	1.16	1.27	1.10	22
Class I
1/1/19 to 6/30/19(6)	$16.35	0.29	2.68	2.97	(0.03)	(0.14)	(0.17)	2.80	$19.15	18.16%	$ 699	0.91%	0.95%	3.11%	26%
1/1/18 to 12/31/18	19.19	0.34	(1.43)	(1.09)	(0.35)	(1.40)	(1.75)	(2.84)	16.35	(6.36)	215	0.91	0.94	1.85	20
1/1/17 to 12/31/17	20.27	0.30	0.93	1.23	(0.35)	(1.96)	(2.31)	(1.08)	19.19	6.25	207	0.91	0.96	1.49	24
1/1/16 to 12/31/16	22.81	0.35	1.22	1.57	(0.49)	(3.62)	(4.11)	(2.54)	20.27	7.10 (7)	199	0.92 (7)(8)	1.00	1.46 (7)	35
1/1/15 to 12/31/15	27.02	0.48	0.19	0.67	(0.44)	(4.44)	(4.88)	(4.21)	22.81	2.62	158	0.94 (8)	1.05	1.79	18
1/1/14 to 12/31/14	23.30	0.34	7.02	7.36	(0.38)	(3.26)	(3.64)	3.72	27.02	31.98	134	0.91	1.02	1.30	22

KAR Capital Growth Series
Class A
1/1/19 to 6/30/19(6)	$25.62	(0.03)	7.76	7.73	—	(0.30)	(0.30)	7.43	$33.05	30.21%	$230,658	1.03%	1.11%	(0.19) %	3%
1/1/18 to 12/31/18	31.40	(0.09)	(1.92)	(2.01)	—	(3.77)	(3.77)	(5.78)	25.62	(7.25)	187,160	1.03	1.11	(0.28)	15
1/1/17 to 12/31/17	24.09	(0.05)	8.75	8.70	—	(1.39)	(1.39)	7.31	31.40	36.07	224,253	1.03	1.13	(0.16)	21
1/1/16 to 12/31/16	24.91	— (9)	(0.22)	(0.22)	(0.60)	—	(0.60)	(0.82)	24.09	(0.86) (7)	185,519	1.04 (7)(8)	1.18	(0.10) (7)	23
1/1/15 to 12/31/15	22.79	(0.01)	2.13	2.12	—	—	—	2.12	24.91	9.26	210,094	1.04 (8)	1.21	(0.04)	19
1/1/14 to 12/31/14	20.41	—	2.39	2.39	(0.01)	—	(0.01)	2.38	22.79	11.73	217,038	1.03	1.19	(0.01)	29

KAR Small-Cap Growth Series
Class A
1/1/19 to 6/30/19(6)	$26.70	(0.09)	8.13	8.04	—	(0.55)	(0.55)	7.49	$34.19	30.13%	$ 97,945	1.19%	1.27%	(0.56) %	4%
1/1/18 to 12/31/18	28.66	(0.03)	3.66	3.63	—	(5.59)	(5.59)	(1.96)	26.70	11.66	80,309	1.19	1.27	(0.10)	20
1/1/17 to 12/31/17	21.61	(0.12)	8.93	8.81	—	(1.76)	(1.76)	7.05	28.66	40.85	79,597	1.19	1.30	(0.49)	18
1/1/16 to 12/31/16	18.75	(0.06)	4.85	4.79	—	(1.93)	(1.93)	2.86	21.61	25.92 (7)	63,008	1.20 (7)(8)	1.37	(0.37) (7)	18
1/1/15 to 12/31/15	20.73	(0.04)	0.23	0.19	—	(2.17)	(2.17)	(1.98)	18.75	0.73	55,872	1.20 (8)	1.41	(0.17)	18
1/1/14 to 12/31/14	21.72	(0.13)	1.29	1.16	—	(2.15)	(2.15)	(0.99)	20.73	5.50	63,483	1.19	1.38	(0.62)	20
Class I
1/1/19 to 6/30/19(6)	$27.25	(0.06)	8.32	8.26	—	(0.55)	(0.55)	7.71	$34.96	30.33%	$ 6,284	0.94%	1.02%	(0.35) %	4%
1/1/18 to 12/31/18	29.08	0.04	3.72	3.76	—	(5.59)	(5.59)	(1.83)	27.25	11.95	3,665	0.94	1.03	0.12	20
1/1/17 to 12/31/17	21.86	(0.06)	9.04	8.98	—	(1.76)	(1.76)	7.22	29.08	41.16	1,858	0.94	1.05	(0.24)	18
1/1/16 to 12/31/16	18.90	0.01	4.88	4.89	—	(1.93)	(1.93)	2.96	21.86	26.25 (7)	353	0.95 (7)(8)	1.12	(0.10) (7)	18
1/1/15 to 12/31/15	20.82	— (9)	0.25	0.25	—	(2.17)	(2.17)	(1.92)	18.90	1.01	179	0.96 (8)	1.17	(0.02)	18
1/1/14 to 12/31/14	21.75	(0.07)	1.29	1.22	—	(2.15)	(2.15)	(0.93)	20.82	5.78	275	0.94	1.14	(0.34)	20

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

KAR Small-Cap Value Series
Class A
1/1/19 to 6/30/19(6)	$12.96	0.06	1.80	1.86	—	—	—	—	—	1.86	$14.82	14.35%	$ 75,364	1.10%	1.33%	0.80%	3%
1/1/18 to 12/31/18	17.36	0.12	(2.72)	(2.60)	(0.15)	—	(1.65)	(1.80)	—	(4.40)	12.96	(15.88)	69,861	1.19 (10)	1.33	0.74	11
1/1/17 to 12/31/17	16.69	0.05	3.23	3.28	(0.12)	—	(2.49)	(2.61)	—	0.67	17.36	20.16	94,638	1.20	1.34	0.26	20
1/1/16 to 12/31/16	15.17	0.32	3.66	3.98	(0.34)	—	(2.12)	(2.46)	—	1.52	16.69	26.54 (7)	94,966	1.21 (7)(8)	1.40	1.85 (7)	22
1/1/15 to 12/31/15	17.03	0.09	(0.29)	(0.20)	(0.09)	—	(1.57)	(1.66)	—	(1.86)	15.17	(1.37)	92,834	1.22 (8)	1.43	0.56	16
1/1/14 to 12/31/14	17.72	0.10	0.24	0.34	(0.11)	—	(0.92)	(1.03)	—	(0.69)	17.03	1.83	113,030	1.20	1.41	0.61	26

Newfleet Multi-Sector Intermediate Bond Series
Class A
1/1/19 to 6/30/19(6)	$ 8.72	0.19	0.46	0.65	—	—	—	—	—	0.65	$ 9.37	7.45%	$116,658	0.94% (11)(12)	0.93%	4.12%	38%
1/1/18 to 12/31/18	9.34	0.39	(0.64)	(0.25)	(0.37)	—	—	(0.37)	—	(0.62)	8.72	(2.66)	115,379	0.93	0.93	4.23	64
1/1/17 to 12/31/17	9.14	0.41	0.20	0.61	(0.41)	—	—	(0.41)	—	0.20	9.34	6.72	133,430	0.93	0.96	4.35	62
1/1/16 to 12/31/16	8.75	0.44	0.37	0.81	(0.42)	—	—	(0.42)	—	0.39	9.14	9.29 (7)	128,969	0.94 (7)(8)	1.00	4.82 (7)	68
1/1/15 to 12/31/15	9.25	0.45	(0.56)	(0.11)	(0.39)	—	—	(0.39)	— (9)	(0.50)	8.75	(1.26) (13)	134,558	0.95 (8)	1.03	4.89	55
1/1/14 to 12/31/14	9.54	0.48	(0.29)	0.19	(0.48)	—	—	(0.48)	—	(0.29)	9.25	1.90	154,915	0.94	1.01	4.93	48
Class I
1/1/19 to 6/30/19(6)	$ 8.70	0.20	0.46	0.66	—	—	—	—	—	0.66	$ 9.36	7.59%	$ 911	0.69% (11)(12)	0.68%	4.38%	38%
1/1/18 to 12/31/18	9.32	0.41	(0.63)	(0.22)	(0.40)	—	—	(0.40)	—	(0.62)	8.70	(2.41)	706	0.68	0.68	4.46	64
1/1/17 to 12/31/17	9.12	0.43	0.20	0.63	(0.43)	—	—	(0.43)	—	0.20	9.32	7.00	1,378	0.68	0.70	4.54	62
1/1/16 to 12/31/16	8.74	0.47	0.35	0.82	(0.44)	—	—	(0.44)	—	0.38	9.12	9.46 (7)	242	0.69 (7)(8)	0.75	5.08 (7)	68
1/1/15 to 12/31/15	9.24	0.47	(0.56)	(0.09)	(0.41)	—	—	(0.41)	— (9)	(0.50)	8.74	(1.00) (13)	213	0.70 (8)	0.78	5.11	55
1/1/14 to 12/31/14	9.53	0.51	(0.29)	0.22	(0.51)	—	—	(0.51)	—	(0.29)	9.24	2.16	223	0.69	0.76	5.19	48

Rampart Enhanced Core Equity Series
Class A
1/1/19 to 6/30/19(6)	$10.34	0.06	1.57	1.63	— (9)	—	—	— (9)	—	1.63	$11.97	15.78%	$ 93,584	0.98%	1.13%	1.03%	15%
1/1/18 to 12/31/18	12.00	0.11	(1.65)	(1.54)	(0.12)	—	—	(0.12)	—	(1.66)	10.34	(12.86)	85,845	0.98	1.14	0.97	26
1/1/17 to 12/31/17	11.97	0.12	2.58	2.70	(0.21)	(0.07)	(2.39)	(2.67)	—	0.03	12.00	22.96	111,386	0.98	1.16	0.96	241
1/1/16 to 12/31/16	13.67	0.25	1.01	1.26	(0.18)	—	(2.78)	(2.96)	—	(1.70)	11.97	9.41 (7)	104,587	0.99 (7)(8)	1.20	1.41 (7)	241 (14)
1/1/15 to 12/31/15	16.91	0.13	(1.55)	(1.42)	(0.14)	—	(1.68)	(1.82)	—	(3.24)	13.67	(8.91)	109,913	0.99 (8)	1.23	0.83	94
1/1/14 to 12/31/14	17.23	0.16	1.51	1.67	(0.17)	—	(1.82)	(1.99)	—	(0.32)	16.91	9.64	139,122	0.98	1.20	0.91	53

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

SGA International Growth Series
Class A
1/1/19 to 6/30/19(6)	$10.09	0.14	1.27	1.41	—	—	—	1.41	$11.50	13.97%	$148,886	1.18%	1.19%	2.61%	121% (14)
1/1/18 to 12/31/18	12.50	0.24	(2.29)	(2.05)	(0.36)	—	(0.36)	(2.41)	10.09	(16.67)	137,562	1.18 (12)	1.17	1.97	40
1/1/17 to 12/31/17	10.95	0.15	1.59	1.74	(0.19)	—	(0.19)	1.55	12.50	15.95	183,403	1.18	1.21	1.24	81
1/1/16 to 12/31/16	14.01	0.08	(0.44)	(0.36)	(0.09)	(2.61)	(2.70)	(3.06)	10.95	(1.61) (7)	177,868	1.18 (7)(8)	1.26	0.62 (7)	83
1/1/15 to 12/31/15	16.67	0.35	(2.04)	(1.69)	(0.37)	(0.60)	(0.97)	(2.66)	14.01	(10.48)	209,990	1.19 (8)	1.30	2.16	104
1/1/14 to 12/31/14	18.23	0.67	(1.34)	(0.67)	(0.71)	(0.18)	(0.89)	(1.56)	16.67	(3.90)	261,281	1.18	1.26	3.60	9
Class I
1/1/19 to 6/30/19(6)	$10.07	0.16	1.26	1.42	—	—	—	1.42	$11.49	14.10%	$ 96	0.93%	0.94%	2.88%	121% (14)
1/1/18 to 12/31/18	12.48	0.27	(2.29)	(2.02)	(0.39)	—	(0.39)	(2.41)	10.07	(16.44)	84	0.93 (12)	0.92	2.23	40
1/1/17 to 12/31/17	10.94	0.17	1.59	1.76	(0.22)	—	(0.22)	1.54	12.48	16.17	100	0.93	0.96	1.48	81
1/1/16 to 12/31/16	13.99	0.11	(0.42)	(0.31)	(0.13)	(2.61)	(2.74)	(3.05)	10.94	(1.28) (7)	86	0.93 (7)(8)	1.01	0.88 (7)	83
1/1/15 to 12/31/15	16.65	0.38	(2.03)	(1.65)	(0.41)	(0.60)	(1.01)	(2.66)	13.99	(10.26)	87	0.94 (8)	1.05	2.39	104
1/1/14 to 12/31/14	18.22	0.69	(1.32)	(0.63)	(0.76)	(0.18)	(0.94)	(1.57)	16.65	(3.71)	97	0.93	1.01	3.71	9

Strategic Allocation Series
Class A
1/1/19 to 6/30/19(6)	$11.22	0.09	1.98	2.07	—	—	—	2.07	$13.29	18.45%	$ 88,174	0.98%	1.01%	1.51%	27%
1/1/18 to 12/31/18	12.62	0.17	(0.89)	(0.72)	(0.18)	(0.50)	(0.68)	(1.40)	11.22	(5.89)	79,536	0.98	1.02	1.32	33
1/1/17 to 12/31/17	10.88	0.16	1.89	2.05	(0.23)	(0.08)	(0.31)	1.74	12.62	18.97	97,028	0.98	1.06	1.31	38
1/1/16 to 12/31/16	12.34	0.24	(0.14)	0.10	(0.21)	(1.35)	(1.56)	(1.46)	10.88	0.82 (7)	93,276	0.99 (7)(8)	1.09	1.96 (7)	114
1/1/15 to 12/31/15	14.30	0.25	(0.98)	(0.73)	(0.24)	(0.99)	(1.23)	(1.96)	12.34	(5.38)	106,825	0.99 (8)	1.13	1.79	75
1/1/14 to 12/31/14	14.41	0.28	0.80	1.08	(0.32)	(0.87)	(1.19)	(0.11)	14.30	7.51	129,473	0.98	1.11	1.89	47

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(4)	Annualized for periods less than one year.
(5)	Each Series will indirectly bear its prorated shares of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(7)	State Street Bank & Trust, custodian for some of the Series through January 29, 2010, reimbursed the Series for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) to Average Net Assets as follows:
Duff & Phelps Real Estate Securities Series 0.02% (Class A) and 0.03% (Class I),
KAR Capital Growth Series 0.10%,
KAR Small-Cap Growth Series 0.09% (Class A) and 0.14% (Class I),
KAR Small-Cap Value Series 0.08%,
Newfleet Multi-Sector Intermediate Bond Series 0.04% (Class A) and 0.05% (Class I),
Rampart Enhanced Core Equity Series 0.46%,
SGA International Growth Series 0.04%,
Strategic Allocation Series 0.03%.
Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return as follows:
Duff & Phelps Real Estate Securities Series 0.03%,
KAR Capital Growth Series 0.10%,
KAR Small-Cap Growth Series 0.08%,
KAR Small-Cap Value Series 0.08%,
Newfleet Multi-Sector Intermediate Bond Series 0.04%,
Rampart Enhanced Core Equity Series 0.44%,
SGA International Growth Series 0.04%,
Strategic Allocation Series 0.03%.
(8)	Net expense ratio includes proxy expenses.
(9)	Amount is less than $0.005 per share.
(10)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(11)	The share class is currently below its expense cap.
(12)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously waived.
(13)	Payment from affiliate had no impact on total performance.
(14)	The increase in portfolio turnover rate is due to a change in the subadviser associated with a strategy change on the Series.
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2019
Note 1. Organization
Virtus Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It was formed on February 18, 1986, as a Massachusetts business trust, commenced operations on December 5, 1986, and was reorganized as a Delaware statutory trust on February 14, 2011.
The Trust is organized with series, which are currently available only to separate accounts of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies. As of the date of this report, the Trust is comprised of eight series (each a “Series”), each reported in this semiannual report.
Each Series offers Class A shares. The Duff & Phelps Real Estate Securities Series, KAR Small-Cap Growth Series, Newfleet Multi-Sector Intermediate Bond Series, and SGA International Growth Series also offer Class I shares.
Series	Investment objective(s)
Duff & Phelps Real Estate Securities Series	Seeking to provide capital appreciation and income with approximately equal emphasis.
KAR Capital Growth Series	Seeking to provide long-term growth of capital.
KAR Small-Cap Growth Series	Seeking to provide long-term capital growth.
KAR Small-Cap Value Series	Seeking to provide long-term capital appreciation.
Newfleet Multi-Sector Intermediate Bond Series	Seeking to provide long-term total return.
Rampart Enhanced Core Equity Series	Seeking to provide capital appreciation and current income.
SGA International Growth Series	Seeking to provide high total return consistent with reasonable risk.
Strategic Allocation Series	Seeking to provide high total return over an extended period of time consistent with prudent investment risk.
There is no guarantee that a Series will achieve its objective(s).
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Series in the preparation of their financial statements, and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.
A.	Security Valuation
Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Series is notified. Interest income is recorded on the accrual basis. Each Series amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Series is treated as a separate taxable entity. It is the intention of each Series to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Series has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of June 30, 2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2015 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Series and other affiliated open- and closed-end funds are allocated in proportion to the net assets of each such Series and/or fund, except where allocation of direct expense to each Series or fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Series bears directly, the contract owners, as investors in the Series, indirectly bear the Series’ pro-rata expenses of any underlying open- and closed-end funds in which the Series invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Series do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
G.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Series may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Series to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Series records when-issued and forward commitment securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
H.	Interest-Only and Principal-Only Securities
Certain Series may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Series may fail to recoup some or all of its initial investment in these securities.
I.	Leveraged Loans
Certain Series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Series may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Series’ investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Series generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Series may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Series purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Series may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Series may pay an assignment fee. On an ongoing basis, a Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
As of June 30, 2019, the following Series had unfunded loan commitments as follows:

Unfunded Loan Commitment
	Newfleet Multi-Sector	Strategic
	Intermediate	Allocation
Borrower	Bond Series	Series
Pacific Gas and Electric Co.	$35	$10
J.	Securities Lending
The Series may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities, a Series is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Series net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. At June 30, 2019, the following Series had securities on loan:

	Market Value	Cash Collateral
Newfleet Multi-Sector Intermediate Bond Series	$ 1,365	$ 1,425

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Series uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Series’ results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Series.
A.	Forward Currency Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Series, help to manage the overall exposure to the currencies in which some of the investments held by the Series are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
B.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Series may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Series anticipates a significant market or sector advance. A Series doing so is subject to equity price risk in the normal course of pursuing its investment objective(s).
When a Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Series designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on unaffiliated investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options” in the Statements of Operations.
If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) from unaffiliated investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Series gives up the opportunity for profit if the market price of the referenced security increases and the option is exercised. The risk in writing put options is that the Series may incur a loss if the market price of the referenced security decreases and the option is exercised. The risk in buying options is that the Series pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.
The Rampart Enhanced Core Equity Series invests in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
The following is a summary of the Rampart Enhanced Core Equity Series’ derivative instrument holdings categorized by primary risk exposure (equity contracts) in the financial statements as of June 30, 2019:
Statements of Assets and Liabilities
Rampart Enhanced Core Equity Series
Assets: Purchased options at value	$ 540 (1)
Liabilities: Written Options at value	(1,134)
Net asset (liability) balance	$ (594)
Statements of Operations
Rampart Enhanced Core Equity Series
Net realized gain (loss) from purchased options	$ (305) (2)
Net realized gain (loss) from written options	(991)
Net change in unrealized appreciation (depreciation) on purchased options	(54) (3)
Net change in unrealized appreciation (depreciation) on written options	40
Total net realized and unrealized gain (loss) on purchased and written options	$ (1,310)

(1) Amount included in Investment in securities at value.
(2) Amount included in Net realized gain (loss) from unaffiliated investments.
(3) Amount included in Net change in unrealized appreciation (depreciation) on unaffiliated investments.
For the period ended June 30, 2019, Rampart Enhanced Core Equity Series’ average daily premiums paid by the Series for purchased options were $272 and the average daily premiums received for written options by the Series were $501.
Note 4.  Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Series. The Adviser manages the Series’ investment programs and general operations of the Series, including oversight of the Series’ subadviser(s).
As compensation for its services to the Series, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Series:

Series	First $250 Million	Next $250 Million	Over $500 Million
KAR Capital Growth Series	0.70%	0.65%	0.60%
Newfleet Multi-Sector Intermediate Bond Series	0.50	0.45	0.40
Rampart Enhanced Core Equity Series	0.70	0.65	0.60
SGA International Growth Series	0.75	0.70	0.65
Strategic Allocation Series	0.55	0.50	0.45
	First $1 Billion	Next $1 Billion	Over $2 Billion
Duff & Phelps Real Estate Securities Series	0.75%	0.70%	0.65%
	First $1 Billion	$1+ Billion
KAR Small-Cap Growth Series	0.85%	0.80%
	First $400 Million	$400 Million to $1 Billion	Over $1 Billion
KAR Small-Cap Value Series	0.90%	0.85%	0.80%
During the period covered by these financial statements, each of Newfleet Multi-Sector Intermediate Bond Series and Strategic Allocation Series invested a portion of its assets in Virtus Newfleet Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Series on the assets invested in the Virtus Newfleet Credit Opportunities Fund. For the period covered by these financial statements, the waivers amounted to $3 and $— *, respectively. These waivers are in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and are included in the Statements of Operations in “expenses reimbursed and/or waived by investment adviser.”
* Amount is less than $500.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
B.	Subadvisers
The subadvisers manage the investments of each Series for which they are paid a fee by the Adviser. A list of the subadvisers and the Series they serve is as follows:
Series	Subadviser
Duff & Phelps Real Estate Securities Series	DPIM (1)
KAR Capital Growth Series	KAR (2)
KAR Small-Cap Growth Series	KAR (2)
KAR Small-Cap Value Series	KAR (2)
Newfleet Multi-Sector Intermediate Bond Series	Newfleet (3)
Rampart Enhanced Core Equity Series	Rampart (4)
Series	Subadviser
SGA International Growth Series	SGA (5)
Strategic Allocation Series
(Equity Portfolio)	KAR (2)(6)
(Fixed Income Portfolio)	Newfleet (3)
(1)	Duff & Phelps Investment Management Co. (“DPIM”), an indirect wholly-owned subsidiary of Virtus.
(2)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect wholly-owned subsidiary of Virtus.
(3)	Newfleet Asset Management, LLC (“Newfleet”), an indirect wholly-owned subsidiary of Virtus.
(4)	Rampart Investment Management Company, LLC (“Rampart”), an indirect wholly-owned subsidiary of Virtus.
(5)	Sustainable Growth Advisers LP (“SGA”), an indirect majority-owned subsidiary of Virtus. Prior to June 4, 2019, the subadviser was DPIM.
(6)	Prior to June 4, 2019, the subadviser was DPIM for the international equity portfolio.
C.	Expense Limits
The Adviser has contractually agreed to limit each Series’ total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any), so that such expenses do not exceed, on an annualized basis, the following percentages of average net assets, through April 30, 2020. The waivers and reimbursements are accrued daily and received monthly.

Series	Class A	Class I
Duff & Phelps Real Estate Securities Series	1.16%	0.91%
KAR Capital Growth Series	1.03	N/A
KAR Small-Cap Growth Series	1.19	0.94
KAR Small-Cap Value Series	1.10	N/A
Newfleet Multi-Sector Intermediate Bond Series	0.94	0.69
Rampart Enhanced Core Equity Series	0.98	N/A
SGA International Growth Series	1.18	0.93
Strategic Allocation Series	0.98	N/A
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Series must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
Series	2019	2020	2021	2022	Total
Duff & Phelps Real Estate Securities Series
Class A	$ 21	$ 40	$ 24	$11	$ 96
Class I	— (1)	— (1)	— (1)	— (1)	— (1)
KAR Capital Growth Series
Class A	101	212	172	86	571
KAR Small-Cap Growth Series
Class A	40	80	75	39	234
Class I	— (1)	2	3	2	7
KAR Small-Cap Value Series
Class A	69	134	117	88	408
Newfleet Multi-Sector Intermediate Bond Series
Class A	15	26	3	—	44
Class I	— (1)	— (1)	— (1)	—	— (1)

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
	Expiration
Series	2019	2020	2021	2022	Total
Rampart Enhanced Core Equity Series
Class A	$ 82	$196	$163	$68	$509
SGA International Growth Series
Class A	25	63	1	12	101
Class I	— (1)	— (1)	— (1)	— (1)	— (1)
Strategic Allocation Series
Class A	25	75	42	15	157

(1)	Amount is less than $500.
During the period ended June 30, 2019, the Adviser recaptured expenses previously waived for the following Series:

Series	Class A	Class I	Total
Newfleet Multi-Sector Intermediate Bond Series	$5	$— (1)	$5
SGA International Growth Series	4	— (1)	4
Strategic Allocation Series	2	—	2

(1) Amount is less than $500.

E.	Administrator and Distributor
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator to the Series.
For the period ended June 30, 2019 (the “period”), the Series incurred administration fees totaling $431 which are included in the Statements of Operations within the line item “Administration and accounting fees.” A portion of these fees was paid to an outside entity that also provides services to the Series. The fees are calculated daily and paid monthly.
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Series’ shares. Each Series pays VP Distributors distribution and/or service fees under a Board-approved Rule 12b-1 plan, at the annual rate of 0.25% of the average daily net assets of such Series’ Class A shares. Class I shares are not subject to a Rule 12b-1 plan. For the period ended June 30, 2019, the Series incurred distribution fees totaling $1,121 which are included in the Statements of Operations within the line item “Distribution and service fees.” A portion of these fees was paid to certain insurance companies for marketing and/or shareholder services provided to contract owners. The fees are calculated daily and paid monthly.
F.	Investments in Affiliates
A summary of the total long-term and short-term purchases and sales of an affiliated fund, Virtus Newfleet Credit Opportunities Fund, during the period ended June 30, 2019, is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Dividend Income	Distributions of Realized Gains
Newfleet Multi-Sector Intermediate Bond Series
Affiliated Mutual Fund
Virtus Newfleet Credit Opportunities Fund Class R6 *	$1,647	$—	$1,713	$(120)	$186	$—	—	$31	$—

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
	Value, beginning of period	Purchases	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Dividend Income	Distributions of Realized Gains
Strategic Allocation Series
Affiliated Mutal Fund
Virtus Newfleet Credit Opportunities Fund Class R6 *	$219	$—	$228	$(16)	$25	$—	—	$4	$—
* The Virtus Newfleet Credit Opportunities Fund liquidated on April 26, 2019.
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2019.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, forward currency contracts, written options, and short-term investments) during the period ended June 30, 2019, were as follows:
	Purchases	Sales
Duff & Phelps Real Estate Securities Series	$ 17,920	$ 21,823
KAR Capital Growth Series	7,159	18,159
KAR Small-Cap Growth Series	4,108	8,920
KAR Small-Cap Value Series	2,239	5,739
Newfleet Multi-Sector Intermediate Bond Series	41,285	37,284
Rampart Enhanced Core Equity Series	13,819	19,529
SGA International Growth Series	172,557	179,948
Strategic Allocation Series	21,896	26,232
Purchases and sales of long-term U.S. Government and agency securities during the period ended June 30, 2019, were as follows:
	Purchases	Sales
Newfleet Multi-Sector Intermediate Bond Series	$ 2,653	$ 8,592
Strategic Allocation Series	923	1,984

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
Note 6. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Duff & Phelps Real Estate Securities Series
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	86	$ 1,643	178	$ 3,243
Reinvestment of distributions	33	636	358	6,458
Shares repurchased	(354)	(6,597)	(582)	(10,732)
Net Increase / (Decrease)	(235)	$ (4,318)	(46)	$ (1,031)
Class I
Shares sold	26	$ 465	3	$ 50
Reinvestment of distributions	— (1)	6	1	21
Shares repurchased	(3)	(61)	(2)	(28)
Net Increase / (Decrease)	23	$ 410	2	$ 43

	KAR Capital Growth Series
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	40	$ 1,229	73	$ 2,380
Reinvestment of distributions	65	2,103	889	24,960
Shares repurchased	(431)	(13,330)	(797)	(26,497)
Net Increase / (Decrease)	(326)	$ (9,998)	165	$ 843

	KAR Small-Cap Growth Series
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	49	$ 1,486	119	$ 4,029
Reinvestment of distributions	46	1,568	508	14,632
Shares repurchased	(239)	(7,663)	(396)	(12,951)
Net Increase / (Decrease)	(144)	$ (4,609)	231	$ 5,710
Class I
Shares sold	58	$ 1,855	79	$ 2,529
Reinvestment of distributions	3	93	21	617
Shares repurchased	(15)	(456)	(29)	(932)
Net Increase / (Decrease)	46	$ 1,492	71	$ 2,214

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
	KAR Small-Cap Value Series
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	21	$ 305	79	$ 1,272
Reinvestment of distributions	—	—	618	8,965
Shares repurchased	(323)	(4,692)	(757)	(12,729)
Net Increase / (Decrease)	(302)	$ (4,387)	(60)	$ (2,492)

	Newfleet Multi-Sector Intermediate Bond Series
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	251	$ 2,263	832	$ 7,717
Reinvestment of distributions	—	—	549	4,818
Shares repurchased	(1,034)	(9,391)	(2,440)	(22,403)
Net Increase / (Decrease)	(783)	$ (7,128)	(1,059)	$ (9,868)
Class I
Shares sold	22	$ 200	5	$ 45
Reinvestment of distributions	—	—	4	31
Shares repurchased	(6)	(52)	(75)	(690)
Net Increase / (Decrease)	16	$ 148	(66)	$ (614)

	Rampart Enhanced Core Equity Series
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	44	$ 511	110	$ 1,268
Reinvestment of distributions	1	15	93	1,020
Shares repurchased	(526)	(6,071)	(1,188)	(13,892)
Net Increase / (Decrease)	(481)	$ (5,545)	(985)	$ (11,604)

	SGA International Growth Series
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	125	$ 1,394	335	$ 4,004
Reinvestment of distributions	—	—	435	4,848
Shares repurchased	(811)	(9,077)	(1,806)	(22,396)
Net Increase / (Decrease)	(686)	$ (7,683)	(1,036)	$ (13,544)
Class I
Reinvestment of distributions	—	$ —	— (1)	$ 3
Net Increase / (Decrease)	—	$ —	— (1)	$ 3

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
	Strategic Allocation Series
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	18	$ 227	44	$ 575
Reinvestment of distributions	—	—	398	4,684
Shares repurchased	(470)	(5,911)	(1,040)	(13,444)
Net Increase / (Decrease)	(452)	$ (5,684)	(598)	$ (8,185)

(1)	Amount is less than 500 shares.
Note 7. 10% Shareholders
As of June 30, 2019, each Series had insurance company separate accounts that individually amounted to more than 10% of the total shares outstanding of each such Series as detailed below:
	% of Shares Outstanding	Number of Accounts
Duff & Phelps Real Estate Securities Series	84%	2
KAR Capital Growth Series	100	2
KAR Small-Cap Growth Series	92	2
KAR Small-Cap Value Series	100	2
Newfleet Multi-Sector Intermediate Bond Series	90	3
Rampart Enhanced Core Equity Series	99	2
SGA International Growth Series	98	2
Strategic Allocation Series	100	2
Note 8. Credit and Sector Risk
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series’ ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
Certain Series may invest in ETFs, which may expose the Series to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.
Certain Series may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if the Series did not concentrate its investments in such sectors.
At June 30, 2019, the Series below held securities issued by various companies in specific sectors as detailed below:
Series	Sector	Percentage of Total Investments
KAR Capital Growth Series	Information Technology	27%
KAR Capital Growth Series	Consumer Discretionary	26
KAR Small-Cap Value Series	Industrials	25
SGA International Growth Series	Consumer Staples	27

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its series. In addition, in the normal course of business, the Trust and the Series enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Series’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Series and that have not occurred. However, neither the Trust nor the Series have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
The following Series held securities considered to be restricted at June 30, 2019:
Series	Investments	Date of Acquisition	Cost	Value	Percentage of Net Assets
KAR Capital Growth Series	BDC Payments Holdings, Inc.	12/21/18	$2,417	$2,543	1.1%
Strategic Allocation Series	BDC Payments Holdings, Inc.	12/21/18	460	484	0.6
At June 30, 2019, the Series did not hold any securities that were restricted except as noted in the table above.
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Series and certain other affiliated funds entered into a $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Series to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of total net assets for KAR Capital Growth Series, KAR Small-Cap Growth Series, KAR Small-Cap Value Series, Newfleet Multi-Sector Intermediate Bond Series, Rampart Enhanced Core Equity Series, SGA International Growth Series, and Strategic Allocation Series or one-fifth of total net assets for Duff & Phelps Real Estate Securities Series in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 12, 2020. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Series and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Series had no outstanding borrowings at any time during the period ended June 30, 2019.
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2019, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Series were as follows:
Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Real Estate Securities Series	$ 54,695	$ 19,550	$ (1,445)	$ 18,105
KAR Capital Growth Series	107,532	123,096	(1,771)	121,325
KAR Small-Cap Growth Series	45,536	58,329	(1,241)	57,088
KAR Small-Cap Value Series	52,027	25,518	(3,364)	22,154
Newfleet Multi-Sector Intermediate Bond Series	118,536	3,016	(2,409)	607
Rampart Enhanced Core Equity Series (including purchased options)	75,702	20,762	(2,798)	17,964
Rampart Enhanced Core Equity Series (written options)	(1,134)	—	—	—
SGA International Growth Series	143,747	7,071	(2,159)	4,912
Strategic Allocation Series	69,496	19,265	(805)	18,460

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019
At December 31, 2018, certain Series had capital loss carryforwards available to offset future realized capital gains, through the indicated expiration dates shown below:
	No Expiration		Total
	Short-Term	Long-Term	Short-Term	Long-Term
Newfleet Multi-Sector Intermediate Bond Series	$ 511	$3,372	$ 511	$3,372
Rampart Enhanced Core Equity Series	2,329	4,024	2,329	4,024
SGA International Growth Series	6,485	—	6,485	—
Capital losses realized after October 31 and certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended December 31, 2018, the following Series deferred qualified late year losses as follows:
Series	Late Year Ordinary Losses Deferred	Capital Loss Deferred
KAR Capital Growth Series	$ —	$ 53
KAR Small-Cap Value Series	—	470
Newfleet Multi-Sector Intermediate Bond Series	40	265
Rampart Enhanced Core Equity Series	—	561
SGA International Growth Series	471	3,287
Strategic Allocation Series	18	119
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Series, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
Note 15. Mixed and Shared Funding
Shares of the Series are not directly offered to the public. Shares of the Series are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies. The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in U.S. federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trust’s Trustees do not foresee any such differences or disadvantages at this time. However, the Trust’s Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Series, or shares of another Series may be substituted.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CONSIDERATION OF SUBADVISORY AGREEMENTS FOR VIRTUS SGA INTERNATIONAL GROWTH SERIES
BY THE BOARD OF TRUSTEES
The Board of Trustees (the “Board”) of Virtus Variable Insurance Trust (the “Trust”) is responsible for the consideration and approval of advisory and subadvisory agreements for the Trust. At an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), authorized the appointment of Sustainable Growth Advisers, LP (the “Subadviser”) as subadviser to Virtus SGA International Growth Series (the “Series”) and approved a new interim subadvisory agreement and new investment subadvisory agreement with the Subadviser (the “Subadvisory Agreements”). In connection with the appointment of the Subadviser, the Board also considered and approved the name change from Virtus Duff & Phelps International Series to Virtus SGA International Growth Series.
In considering the proposals, the Board requested and evaluated information provided by Virtus Investment Advisers, Inc. (“VIA”) and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether approval of each of the Subadvisory Agreements would be in the best interests of the Series and its shareholders. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services to be provided by the Subadviser and its representatives to other Virtus Funds. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. The Board considered all the criteria separately with respect to the Series and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Basis for the Board’s Recommendation
In making its determination with respect to the Subadvisory Agreements, the Board considered various factors, including:
Nature, extent, and quality of the services to be provided by the Subadviser. The Trustees received in advance of the Meeting information provided by the Subadviser, including the Subadviser’s Form ADV, as well as a presentation provided by portfolio management personnel of the Subadviser. The Board noted that the Subadviser would provide portfolio management, compliance with the Series’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Series is subject to the oversight of the Board and must be carried out in accordance with the investment objective, policies and restrictions set forth in the Series’ prospectuses and statement of additional information. In considering the approval of the Subadvisory Agreements, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Series; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that the Subadviser would provide a high quality of investment services to the Series.
Investment Performance. The Board considered the performance of a composite managed by the proposed Subadviser versus a peer group, an appropriate index and the Series’ historical performance and was satisfied with the proposed Subadviser’s performance.
Subadvisory Fee. The Board took into account that the Series’ subadvisory fees are paid by VIA out of its management fees rather than paid separately by the Series, so that the Series’ shareholders would not be directly impacted by those fees. The Board also noted that the proposed subadvisory fee schedule under the Subadvisory Agreements was the same as the subadvisory fee schedule for subadvisers of the Trust’s other series. The Board concluded that the proposed subadvisory fees were fair and reasonable in light of services to be provided by the Subadviser and all factors considered.
Profitability and Economies of Scale. In considering the projected profitability to the Subadviser in connection with its relationship to the Series, the Board noted that the fees under the Subadvisory Agreements would be paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Series shareholders would not be directly impacted by those fees. The Board also noted that the proposed subadvisory fees under the Subadvisory Agreements were the same as the subadvisory fees paid to the Series’ previous subadviser. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the projected profitability to the Subadviser and its affiliates from their relationships with the Series was not a material factor in approval of the Subadvisory Agreements. For similar reasons, and based upon the expected size of the Series to be managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Series was not a material factor in the approval of the Subadvisory Agreements at this time.
Other Factors. The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationships with the Series. Among them, the Board recognized that VP Distributors, LLC, an affiliate of the Adviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Series to compensate it for providing selling activities, which could lead to growth in the Series’ assets and corresponding benefits from such growth, including economies of scale. The Board also noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser in providing subadvisory services to the Series, other than the fee to be earned under the Subadvisory Agreements, although there may be certain indirect benefits gained, including to the extent that serving the Series could provide the opportunity to provide subadvisory services to additional series of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Subadvisory Agreement was in the best interests of the Series and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreements.

CONSIDERATION OF AMENDMENT TO SUBADVISORY AGREEMENT
FOR VIRTUS STRATEGIC ALLOCATION SERIES
BY THE BOARD OF TRUSTEES
The Board of Trustees (the “Board”) of Virtus Variable Insurance Trust (the “Trust”) is responsible for the consideration and approval of advisory and subadvisory agreements for the Trust. At an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), authorized the appointment of Kayne Anderson Rudnick Investment Management, LLC (the “Subadviser”) as subadviser to the international equity portfolio of Virtus Strategic Allocation Series (the “Series”), in addition to its management of the domestic equity portfolio, and approved an amendment to the subadvisory agreement with the Subadviser (the “Subadvisory Amendment”) for this purpose.
In considering the proposal to appoint the Subadviser, the Board requested and evaluated information provided by Virtus Investment Advisers, Inc. (“VIA”) and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether appointment of the Subadviser would be in the best interests of the Series and its shareholders. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Subadviser and its representatives to the Series and other Virtus Funds. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. The Board considered all the criteria separately with respect to the Series and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Subadvisory Amendment in private sessions with their independent legal counsel at which no representatives of management were present.
Basis for the Board’s Recommendation
In making its determination with respect to the Subadvisory Amendment, the Board considered various factors, including:
Nature, extent, and quality of the services to be provided by the Subadviser. The Trustees received in advance of the Meeting information provided by the Subadviser, including the Subadviser’s Form ADV, as well as a presentation provided by portfolio management personnel of the Subadviser. The Board noted that the Subadviser would provide portfolio management, compliance with the Series’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Series is subject to the oversight of the Board and must be carried out in accordance with the investment objective, policies and restrictions set forth in the Series’ prospectuses and statement of additional information. The Trustees reviewed biographical information for the portfolio managers who would provide services under the Subadvisory Agreement, noting that they were already providing such services with respect to other Virtus Funds. In considering the approval of the Subadvisory Amendment, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Series; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that the Subadviser would provide a high quality of investment services with respect to the Series’ international equity portfolio.
Investment Performance. The Board took into account that the proposed portfolio managers managed other Virtus Funds on behalf of the Subadviser, and the Board considered the performance of each such fund relative to its benchmark and comparable accounts. The Board concluded that the performance of each such fund was satisfactory.
Subadvisory Fee. The Board took into account that the Series’ subadvisory fees are paid by VIA out of its management fees rather than paid separately by the Series, so that the Series’ shareholders would not be directly impacted by those fees. The Board also noted that the proposed subadvisory fee schedule under the Subadvisory Amendment was the same as the subadvisory fee schedule for the Subadviser’s other portion of the Series, for the Series’ other subadviser, and for the subadvisers of the Trust’s other series. The Board concluded that the proposed subadvisory fees were fair and reasonable in light of services to be provided by the Subadviser and all factors considered.
Profitability and Economies of Scale. In considering the projected profitability to the Subadviser in connection with its relationship to the Series, the Board noted that the fees under the Subadvisory Agreement would be paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Series shareholders would not be directly impacted by those fees. The Board also noted that the proposed subadvisory fees under the Subadvisory Agreement were the same as the subadvisory fees paid to the Series’ previous international equity subadviser, paid to the Subadviser for the domestic equity portfolio, and paid to the Series’ other subadviser. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the projected profitability to the Subadviser and its affiliates from their relationships with the Series was not a material factor in approval of the Subadvisory Amendment. For similar reasons, and based upon the expected size of the Series’ portfolio to be managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Series’ international equity portfolio was not a material factor in the approval of the Subadvisory Amendment at this time.
Other Factors. The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationships with the Series. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Series to compensate it for providing selling activities, which could lead to growth in the Series’ assets and corresponding benefits from such growth, including economies of scale. The Board also noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser in providing subadvisory services to the Series, other than the fee to be earned under the Subadvisory Agreement, although there may be certain indirect benefits gained, including to the extent that serving the Series could provide the opportunity to provide subadvisory services to additional series of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of the Subadvisory Amendment was in the best interests of the Series and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Amendment.

Virtus Variable Insurance Trust
Supplement dated June 14, 2019 to the
Summary and Statutory Prospectuses
dated April 30, 2019, as supplemented
IMPORTANT NOTICE TO INVESTORS
All Series
Under the heading “The Adviser” in each Series’ statutory prospectus, the disclosure describing the manager of managers exemptive order is hereby corrected to reflect the updated version of the order approved by shareholders by replacing the paragraph immediately before the heading “The Subadviser” with the following:
The Trust and VIA have received shareholder approval to rely on an exemptive order from the SEC that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) select both unaffiliated subadvisers and certain wholly owned affiliated subadvisers to manage all or a portion of the assets of a Series, and enter into subadvisory agreements with such subadvisers; (b) materially amend subadvisory agreements with such subadvisers; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including, if applicable, instructions regarding how to obtain the information concerning the new subadviser that normally is provided in a proxy statement.
Virtus Strategic Allocation Series Only
Effective June 4, 2019, the benchmark to which performance of the Series’ non-U.S. portfolio is compared has changed to MSCI ACWI ex USA SMID Cap Index (net). The Series’ equity subadviser believes the MSCI ACWI ex USA SMID Cap Index better reflects the markets and securities in which the Series’ non-U.S. portfolio is invested than its previous non-U.S. benchmark, the MSCI EAFE® Index (net). Accordingly, the Strategic Allocation Linked Benchmark is changed to consist of 45% Russell 1000® Growth Index, 15% MSCI ACWI ex USA SMID Cap Index, and 40% Bloomberg Barclays U.S. Aggregate Bond Index. Performance of the Tactical Allocation Fund Linked Benchmark from September 7, 2016 to June 3, 2019 continues to represent an allocation consisting of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg Barclays U.S. Aggregate Bond Index; and performance of the Strategic Allocation Linked Benchmark prior to September 7, 2016 continues to represent an allocation consisting of 60% of the S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
Additional Information about the MSCI ACWI ex USA SMID Cap Index
The MSCI ACWI ex USA SMID Cap Index (net) captures mid- and small-cap representation across 22 of 23 Developed Market (DM) countries (excluding the U.S.) and 24 Emerging Markets countries. The index covers approximately 28% of the free float-adjusted market capitalization in each country. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
Investors should retain this supplement with the Prospectuses for future reference.
VVIT/MoM& StratAllocBenchmark (6/2019)

Virtus Strategic Allocation Series (the “Series”),
a series of Virtus Variable Insurance Trust
Supplement dated June 4, 2019 to the Summary and
Statutory Prospectuses dated April 30, 2019
IMPORTANT NOTICE TO INVESTORS
As approved by the Board of Trustees of Virtus Variable Insurance Trust, effective June 4, 2019, Kayne Anderson Rudnick Investment Management, LLC (“KAR”), currently a subadviser to the Series, is managing the domestic and international equity portfolios of the Series; previously KAR had managed the domestic equity portfolio only. Also effective June 4, 2019, Duff & Phelps Investment Management Co. (“Duff & Phelps”) is removed as subadviser for the international equity portfolio of the Series. Accordingly, all references to Duff & Phelps as a subadviser to the Series, and to Frederick Brimberg as a portfolio manager, are hereby removed from the Series’ prospectuses. Newfleet Asset Management, LLC, a subadviser to the Series, continues to manage the Series’ fixed income portfolio and Virtus Investment Advisers, Inc., the Series’ investment adviser, continues to serve as investment adviser of the Series.
Additional disclosure changes resulting from the removal of Duff & Phelps as subadviser are described below.
Under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus, the fourth sentence in the first paragraph is hereby replaced with the following: “For the Series’ non- U.S. equity exposure, the subadviser’s investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles.”
The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by adding the following disclosure:
> Small and Medium Market Capitalization Companies Risk. The risk that the Series’ investments in small and medium market capitalization companies will increase the volatility and risk of loss to the Series, as compared with investments in larger, more established companies.
Also in this section, the disclosure entitled “Foreign Currency Transactions Risk” is hereby removed.
Under “Management” in the summary prospectus and in the summary section of the statutory prospectus, the second paragraph is hereby replaced with the following: “Kayne Anderson Rudnick Investment Management, LLC (“KAR”) is the subadviser for the equity portion of the Series and Newfleet Asset Management, LLC (“Newfleet”) is the subadviser for the fixed income portion of the Series. KAR and Newfleet are each an affiliate of VIA.”
The disclosure under “Portfolio Managers” in the summary prospectus and in the summary section of the statutory prospectus is hereby revised by removing the information for Frederick Brimberg and inserting the following:
> Hyung Kim, Portfolio Manager and Senior Research Analyst at KAR. Mr. Kim has served as a Portfolio Manager of the Series since June 2019.
> Craig Thrasher, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Thrasher has served as a Portfolio Manager of the Series since June 2019.
Under “More About Principal Investment Strategies” beginning on page 6 of the statutory prospectus, references to the Series’ “U.S. equity subadviser” are revised to reference the Series’ “equity subadviser.” Additionally, the fourth, fifth and sixth paragraphs are hereby replaced with the following:
For the Series’ non-U.S. equity allocation, the Series invests in a select group of small-cap and midcap companies believed by the Series’ equity subadviser to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. The Series’ non-U.S. equity investments are principally in small and mid-capitalization companies. As of the date of this prospectus, the Series’ subadviser considers small and mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the MSCI All Country World ex U.S. SMID Cap Index on a rolling three-year basis. On this basis, as of April 30, 2019, the total market capitalization range of companies included in the MSCI All Country World ex U.S. SMID Cap Index over the past three years was $0 to $27.6 billion.
The equity subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.
Under “More About Principal Risks” beginning on page 8 of the statutory prospectus, the disclosure entitled “Foreign Currency Transactions Risk” is hereby removed.
Under “The Adviser” on page 12 of the statutory prospectus, the following disclosure replaces the second paragraph:
Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment programs in conformity with the stated policies of the Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected KAR to serve as subadviser with respect to the equity portion of the Series and Newfleet to serve as subadviser with respect to the fixed income portion of the Series. KAR and Newfleet perform the day-to-day portfolio management of the Series. KAR and Newfleet are responsible for deciding which securities to purchase and sell for the Series and for placing the Series’ transactions.
Under “The Subadviser” on page 13 of the statutory prospectus, the disclosure regarding Duff & Phelps is hereby deleted and the disclosure regarding KAR is replaced with the following:
KAR, an affiliate of VIA, is a subadviser to the Series and is responsible for the Series’ equity assets. KAR is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. KAR acts as subadviser to mutual funds and as investment adviser to institutions and individuals. As of March 31, 2019, KAR had approximately $27.1 billion in assets under management.
In the section “Portfolio Management” beginning on page 13 of the statutory prospectus, the disclosure regarding Frederick Brimberg is deleted and replaced with the following:
Hyung Kim and Craig Thrasher of KAR manage the international equity investments of the Series (since June 2019).
> Hyung Kim is a Portfolio Manager and Senior Research Analyst at KAR (since 2017). Prior to joining KAR, Mr. Kim was an international equity analyst for Advisory Research Inc. (2010 to 2017).
> Craig Thrasher, CFA is a Portfolio Manager and Senior Research Analyst at KAR. Before joining KAR in 2008, Mr. Thrasher was employed at Kirr, Marbach & Company as an equity analyst, and at Webbush Morgan Securities in correspondent credit. He has approximately 15 years of equity research experience.
All other disclosure concerning the Series, including fees and expenses, remains unchanged from the prospectuses dated April 30, 2019.
Investors should retain this supplement with the Prospectuses for future reference.
VVIT 8507/StratAlloc KARChanges (6/2019)

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

VIRTUS VARIABLE INSURANCE TRUST
One Financial Plaza
Hartford, CT 06103-2608
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President and Assistant Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-367-5877
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Variable Insurance Trust,
please contact us at 1-800-367-5877, or Virtus.com.
8508	08-19

Item 2.	Code of Ethics.

Response not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Virtus Variable Insurance Trust

By (Signature and Title)*        /s/ George R. Aylward

George R. Aylward, President

(principal executive officer)

Date    9/6/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ George R. Aylward

George R. Aylward, President

(principal executive officer)
Date    9/6/2019

By (Signature and Title)*        /s/ W. Patrick Bradley

W. Patrick Bradley, Executive Vice President,

Chief Financial Officer and Treasurer

(principal financial officer)

Date    9/6/2019

* Print the name and title of each signing officer under his or her signature.